Schedule of Investments (unaudited) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	1,394	$289,408
Telecom Argentina SA, ADR	6,259	34,550
YPF SA, ADR(a)	7,500	30,825

		354,783

Australia — 4.5%
Afterpay Ltd.(a)	10,522	821,811
AGL Energy Ltd.	29,297	215,370
AMP Ltd.	222,693	214,708
Ampol Ltd.	14,063	263,267
APA Group(b)	54,780	418,275
Aristocrat Leisure Ltd.	27,117	711,432
ASX Ltd.	9,515	515,043
Aurizon Holdings Ltd.	84,172	250,135
AusNet Services	88,260	123,365
Australia & New Zealand Banking Group Ltd.	138,731	2,978,620
BHP Group Ltd.	145,418	5,044,465
BHP Group PLC	103,971	2,993,533
BlueScope Steel Ltd.	28,378	418,767
Brambles Ltd.	68,252	550,566
CIMIC Group Ltd.	6,446	86,324
Coca-Cola Amatil Ltd.	30,848	315,456
Cochlear Ltd.	3,207	515,862
Coles Group Ltd.	64,627	788,097
Commonwealth Bank of Australia	86,318	5,663,735
Computershare Ltd.	24,463	280,573
Crown Resorts Ltd.(a)	17,839	159,909
CSL Ltd.	22,475	4,542,283
Dexus	50,184	373,151
Evolution Mining Ltd.	73,581	229,235
Fortescue Metals Group Ltd.	87,186	1,328,767
Goodman Group	79,872	1,102,900
GPT Group	116,521	408,754
Insurance Australia Group Ltd.	128,895	459,167
Lendlease Corp Ltd.(b)	34,964	344,725
Macquarie Group Ltd.	16,878	1,967,616
Magellan Financial Group Ltd.	5,653	195,117
Medibank Pvt Ltd.	167,769	357,599
Mirvac Group	177,414	338,436
National Australia Bank Ltd.	160,673	3,183,334
Newcrest Mining Ltd.	38,674	730,625
Northern Star Resources Ltd.	51,458	372,747
Oil Search Ltd.	111,951	350,024
Orica Ltd.	17,936	190,671
Origin Energy Ltd.	90,631	324,706
Qantas Airways Ltd.(a)	30,338	117,746
QBE Insurance Group Ltd.(a)	82,684	605,538
Ramsay Health Care Ltd.	8,965	457,896
REA Group Ltd.	2,994	323,992
Rio Tinto Ltd.	18,592	1,571,341
Santos Ltd.	76,966	416,590
Scentre Group	238,120	512,695
SEEK Ltd.(a)	14,013	305,439
Sonic Healthcare Ltd.	23,122	618,314
South32 Ltd.	233,710	501,576
Stockland	120,177	403,425
Suncorp Group Ltd.	58,287	439,141
Sydney Airport(a)(b)	68,930	325,711
Tabcorp Holdings Ltd.	94,363	337,137
Telstra Corp. Ltd.	212,153	549,339
TPG Telecom Ltd.	14,159	68,406

Security	Shares	Value

Australia (continued)
Transurban Group(b)	128,164	$1,302,943
Treasury Wine Estates Ltd.	45,992	362,510
Vicinity Centres	223,827	282,951
Washington H Soul Pattinson & Co. Ltd.	6,150	148,053
Wesfarmers Ltd.	54,130	2,173,785
Westpac Banking Corp.	176,424	3,272,478
WiseTech Global Ltd.	7,407	164,819
Woodside Petroleum Ltd.	43,066	787,156
Woolworths Group Ltd.	64,177	1,998,743

		58,176,894

Austria — 0.1%
Erste Group Bank AG(a)	15,004	508,310
OMV AG	7,068	358,187
Raiffeisen Bank International AG	9,388	206,093
Verbund AG	2,859	207,675
voestalpine AG	5,074	210,128

		1,490,393

Belgium — 0.5%
Ageas SA	9,563	577,473
Anheuser-Busch InBev SA/NV	36,950	2,322,781
Elia Group SA/NV	1,275	140,413
Etablissements Franz Colruyt NV	2,435	145,169
Galapagos NV(a)	2,147	165,672
Groupe Bruxelles Lambert SA	5,769	596,780
KBC Group NV	12,584	915,630
Proximus SADP	7,301	158,855
Sofina SA	899	303,936
Solvay SA	3,386	421,407
UCB SA	6,626	629,893
Umicore SA	9,298	493,300

		6,871,309

Brazil — 1.1%
Alpargatas SA(a)	14,945	97,816
Ambev SA	242,318	658,247
Atacadao SA	19,425	80,135
B2W Cia Digital(a)	9,039	97,558
B3 SA - Brasil Bolsa Balcao	99,433	964,891
Banco Bradesco SA	92,540	386,525
Banco BTG Pactual SA	8,983	154,886
Banco do Brasil SA	40,649	219,904
BANCO INTER SA UNITS UNIT	4,391	122,252
Banco Santander Brasil SA	29,576	208,080
BB Seguridade Participacoes SA	53,315	229,698
Bradespar SA	10,952	132,915
BRF SA(a)	28,171	126,224
CCR SA	52,990	121,633
Centrais Eletricas Brasileiras SA	17,279	105,203
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	158,574
Cia Paranaense de Energia, Class B, Preference Shares	44,180	55,964
Cia Siderurgica Nacional SA	38,838	261,512
Cosan SA	16,787	272,653
Energisa SA	7,713	61,966
Engie Brasil Energia SA	6,487	48,209
Equatorial Energia SA	36,500	160,820
Hapvida Participacoes e Investimentos SA(c)	59,345	156,886
Hypera SA	19,300	109,827
JBS SA	68,260	367,213
Klabin SA(a)	50,466	247,728
Localiza Rent a Car SA	30,475	323,394
Lojas Renner SA	38,017	287,661

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Magazine Luiza SA	159,612	$573,947
Natura & Co. Holding SA(a)	42,818	366,208
Notre Dame Intermedica Participacoes SA	25,117	369,483
Petrobras Distribuidora SA	32,398	127,091
Petroleo Brasileiro SA	182,275	775,259
Raia Drogasil SA	48,280	214,953
Rumo SA(a)	53,100	191,036
Sul America SA	19,290	117,104
Suzano SA(a)	33,922	413,128
Telefonica Brasil SA	19,455	152,878
TIM SA	41,040	92,380
TOTVS SA	23,178	119,130
Ultrapar Participacoes SA	49,258	185,615
Vale SA	180,706	3,145,295
Via Varejo SA(a)	62,111	133,190
WEG SA	38,068	504,268

		13,699,339

Canada — 6.5%
Agnico Eagle Mines Ltd.	11,562	668,401
Air Canada(a)	5,891	122,583
Algonquin Power & Utilities Corp.	29,406	465,882
Alimentation Couche-Tard, Inc., Class B	43,122	1,390,390
AltaGas Ltd.	16,709	278,417
Atco Ltd., Class I	3,829	127,115
B2Gold Corp.	46,276	199,215
Ballard Power Systems, Inc.(a)	10,338	252,136
Bank of Montreal	31,703	2,825,949
Bank of Nova Scotia(d)	58,900	3,684,824
Barrick Gold Corp.	90,963	1,804,494
BCE, Inc.	8,634	389,756
BlackBerry Ltd.(a)	26,999	226,442
Brookfield Asset Management, Inc., Class A	63,245	2,813,237
CAE, Inc.(a)	12,520	356,761
Cameco Corp.	18,780	311,431
Canadian Apartment Properties REIT	4,555	195,219
Canadian Imperial Bank of Commerce	21,626	2,117,514
Canadian National Railway Co.	34,437	3,996,413
Canadian Natural Resources Ltd.	57,929	1,790,834
Canadian Pacific Railway Ltd.	6,312	2,410,886
Canadian Tire Corp. Ltd., Class A	3,022	428,832
Canadian Utilities Ltd., Class A	5,686	152,658
Canopy Growth Corp.(a)	11,307	363,134
CCL Industries, Inc., Class B	6,846	378,717
Cenovus Energy, Inc.	67,927	510,250
CGI, Inc.(a)	11,239	936,181
Constellation Software, Inc.	1,030	1,438,443
Dollarama, Inc.	13,168	581,752
Emera, Inc.	12,252	545,281
Empire Co. Ltd., Class A	7,280	226,968
Enbridge, Inc.	97,962	3,568,632
Fairfax Financial Holdings Ltd.	1,310	571,815
First Quantum Minerals Ltd.	29,878	569,410
FirstService Corp.	2,229	330,865
Fortis, Inc.	24,007	1,041,698
Franco-Nevada Corp.	9,970	1,249,443
George Weston Ltd.	4,143	366,860
GFL Environmental, Inc.	8,820	308,107
Gildan Activewear, Inc.(a)	9,332	285,596
Great-West Lifeco, Inc.	13,282	353,426
Hydro One Ltd.(c)	14,809	344,919
iA Financial Corp., Inc.	4,390	238,696

Security	Shares	Value

Canada (continued)
IGM Financial, Inc.	4,062	$123,796
Imperial Oil Ltd.	11,421	276,641
Intact Financial Corp.	7,507	919,932
Inter Pipeline Ltd.	18,400	263,108
Keyera Corp.(d)	8,699	180,805
Kinross Gold Corp.	56,854	378,665
Kirkland Lake Gold Ltd.	12,917	436,220
Loblaw Cos. Ltd.	8,981	501,684
Lundin Mining Corp.	38,227	393,312
Magna International, Inc.	13,967	1,230,101
Manulife Financial Corp.	94,021	2,022,271
Metro, Inc.	11,515	525,308
National Bank of Canada	16,086	1,092,752
Northland Power, Inc.(d)	10,159	368,220
Nutrien Ltd.	27,322	1,471,870
Onex Corp.	4,171	259,414
Open Text Corp.	12,031	573,643
Pan American Silver Corp.	10,536	316,072
Parkland Corp./Canada	7,050	211,831
Pembina Pipeline Corp.	29,402	849,282
Power Corp. of Canada	25,028	657,814
Quebecor, Inc., Class B	6,474	173,815
Restaurant Brands International, Inc.	14,066	914,788
RioCan Real Estate Investment Trust	9,233	142,973
Ritchie Bros. Auctioneers, Inc.	5,096	298,372
Rogers Communications, Inc., Class B	15,844	730,612
Royal Bank of Canada	70,357	6,487,042
Saputo, Inc.	10,865	326,719
Shaw Communications, Inc., Class B	26,549	690,396
Shopify, Inc., Class A(a)	5,397	5,958,431
SSR Mining, Inc.	8,053	115,153
Sun Life Financial, Inc.	29,092	1,470,226
Suncor Energy, Inc.	72,323	1,511,837
TC Energy Corp.	47,824	2,192,361
Teck Resources Ltd., Class B(a)	21,176	405,591
TELUS Corp.	20,836	414,996
Thomson Reuters Corp.	8,086	708,353
TMX Group Ltd.	2,646	274,959
Toromont Industries Ltd.	3,706	283,664
Toronto-Dominion Bank	88,528	5,773,657
West Fraser Timber Co. Ltd.	3,700	266,187
Wheaton Precious Metals Corp.	22,151	846,063
WSP Global, Inc.	5,749	546,949
Yamana Gold, Inc.	42,756	185,762

		84,991,229

Chile — 0.2%
Antofagasta PLC	18,127	422,234
Banco de Chile	1,960,832	231,133
Banco de Credito e Inversiones SA	2,297	121,424
Banco Santander Chile	3,205,454	200,086
Cencosud SA	73,021	156,084
Cencosud Shopping SA	51,556	107,307
Cia Cervecerias Unidas SA	4,404	38,622
Colbun SA	466,420	90,711
Empresas CMPC SA	65,894	211,556
Empresas COPEC SA	18,259	225,540
Enel Americas SA	1,752,619	292,485
Enel Chile SA(a)	1,792,039	139,382
Falabella SA	52,829	239,938

		2,476,502

2

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China — 10.9%
21Vianet Group, Inc., ADR(a)(d)	3,916	$126,487
3SBio, Inc.(a)(c)	95,500	84,556
51job, Inc., ADR(a)	1,550	97,030
AAC Technologies Holdings, Inc.(d)	52,000	264,717
Addsino Co. Ltd., Class A	19,000	53,608
AECC Aviation Power Co. Ltd., Class A	7,600	52,940
Agile Group Holdings Ltd.	76,000	124,720
Agricultural Bank of China Ltd., Class A	289,800	150,205
Agricultural Bank of China Ltd., Class H	1,322,000	529,940
Aier Eye Hospital Group Co. Ltd., Class A	12,636	114,623
Air China Ltd., Class A	111,198	153,598
Air China Ltd., Class H	62,000	53,852
Airtac International Group	8,000	285,361
AK Medical Holdings Ltd.(c)	30,000	38,382
Alibaba Group Holding Ltd., ADR(a)	92,945	21,073,420
A-Living Smart City Services Co. Ltd., Class H(c)	28,500	126,873
Aluminum Corp. of China Ltd., Class H(a)	164,000	68,165
Anhui Conch Cement Co. Ltd., Class A	17,700	138,373
Anhui Conch Cement Co. Ltd., Class H	59,500	388,548
Anhui Gujing Distillery Co. Ltd., Class B	8,500	119,571
Anta Sports Products Ltd.	55,000	902,103
Autohome, Inc., ADR(d)	3,727	347,617
AVIC Shenyang Aircraft Co. Ltd., Class A	3,200	31,737
AviChina Industry & Technology Co. Ltd., Class H	116,000	77,960
Baidu, Inc., ADR(a)	13,040	2,836,852
Bank of Beijing Co. Ltd., Class A	100,100	73,255
Bank of China Ltd., Class A	111,600	57,003
Bank of China Ltd., Class H	3,752,000	1,431,138
Bank of Communications Co. Ltd., Class A	130,900	98,768
Bank of Communications Co. Ltd., Class H	468,700	298,862
Bank of Hangzhou Co. Ltd., Class A	70,800	182,359
Bank of Jiangsu Co. Ltd., Class A	103,740	102,371
Bank of Nanjing Co. Ltd., Class A	57,500	88,714
Bank of Ningbo Co. Ltd., Class A	25,600	152,000
Bank of Shanghai Co. Ltd., Class A	76,510	102,542
Baoshan Iron & Steel Co. Ltd., Class A	170,098	209,810
Baozun, Inc., ADR(a)(d)	2,062	78,645
BBMG Corp., Class A	45,700	20,550
BeiGene Ltd., ADR(a)(d)	2,347	816,944
Beijing Capital International Airport Co. Ltd., Class H	100,000	77,918
Bilibili, Inc., ADR(a)(d)	7,831	838,387
BOE Technology Group Co. Ltd., Class A	158,600	152,066
BYD Co. Ltd., Class A	5,900	149,574
BYD Co. Ltd., Class H	40,500	876,288
BYD Electronic International Co. Ltd.	28,000	165,053
CanSino Biologics, Inc., Class H(a)(c)	3,200	121,418
CGN Power Co. Ltd., Class H(c)	546,000	132,236
Changchun High & New Technology Industry Group, Inc., Class A	2,200	152,331
China Aoyuan Group Ltd.	76,000	81,814
China Bohai Bank Co. Ltd., Class H(a)(c)	242,000	108,640
China Cinda Asset Management Co. Ltd., Class H	360,000	75,098
China CITIC Bank Corp. Ltd., Class H	448,000	227,856
China Common Rich Renewable Energy Investments Ltd.(e)	11,997	—	(f)
China Communications Services Corp. Ltd., Class H	138,000	62,168
China Conch Venture Holdings Ltd.	67,500	318,022
China Construction Bank Corp., Class A	83,600	93,725
China Construction Bank Corp., Class H	4,680,000	3,944,849
China East Education Holdings Ltd.(c)	9,500	20,729
China Everbright Bank Co. Ltd., Class A	282,300	163,253
China Evergrande Group	103,000	196,630
China Feihe Ltd.(c)	50,000	141,952

Security	Shares	Value

China (continued)
China Fortune Land Development Co. Ltd., Class A	45,500	$43,639
China Galaxy Securities Co. Ltd., Class A	57,500	90,955
China Galaxy Securities Co. Ltd., Class H	132,500	81,945
China Hongqiao Group Ltd.	133,000	177,882
China Huarong Asset Management Co. Ltd., Class H(c)	320,000	42,089
China Huishan Dairy Holdings Co. Ltd.(e)	109,840	—	(f)
China International Capital Corp. Ltd., Class H(a)(c)	59,200	144,023
China Lesso Group Holdings Ltd.	39,000	84,298
China Life Insurance Co. Ltd., Class A	7,300	35,544
China Life Insurance Co. Ltd., Class H	347,000	721,132
China Literature Ltd.(a)(c)(d)	21,800	216,883
China Longyuan Power Group Corp. Ltd., Class H	202,000	275,883
China Medical System Holdings Ltd.	61,000	121,220
China Meidong Auto Holdings Ltd.	36,000	167,189
China Merchants Bank Co. Ltd., Class A	65,200	509,341
China Merchants Bank Co. Ltd., Class H	185,078	1,417,918
China Merchants Securities Co. Ltd., Class A	26,300	78,934
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	61,771
China Minsheng Banking Corp. Ltd., Class A	159,000	122,446
China Minsheng Banking Corp. Ltd., Class H	193,680	112,456
China Molybdenum Co. Ltd., Class H	213,000	130,044
China National Building Material Co. Ltd., Class H	226,000	327,408
China National Nuclear Power Co. Ltd., Class A	102,500	86,013
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	34,900	102,295
China Oilfield Services Ltd., Class H	64,000	66,175
China Pacific Insurance Group Co. Ltd., Class A	15,500	89,665
China Pacific Insurance Group Co. Ltd., Class H	128,800	509,800
China Petroleum & Chemical Corp., Class A	90,900	60,022
China Petroleum & Chemical Corp., Class H	1,212,400	642,314
China Railway Group Ltd., Class H	230,000	121,950
China Resources Pharmaceutical Group Ltd.(c)	69,500	43,387
China Shenhua Energy Co. Ltd., Class A	31,800	97,625
China Shenhua Energy Co. Ltd., Class H	140,000	289,444
China Shipbuilding Industry Co. Ltd., Class A(a)	99,699	62,259
China Southern Airlines Co. Ltd., Class H(a)	120,000	89,082
China State Construction Engineering Corp. Ltd., Class A	105,700	83,666
China Tourism Group Duty Free Corp. Ltd., Class A	5,100	238,917
China Tower Corp. Ltd., Class H(c)	1,886,000	280,042
China Vanke Co. Ltd., Class A	21,601	98,977
China Vanke Co. Ltd., Class H	81,800	321,440
China Yangtze Power Co. Ltd., Class A	90,600	296,115
China Yuhua Education Corp. Ltd.(c)	92,000	72,332
China Zheshang Bank Co. Ltd., Class A	198,400	123,125
Chongqing Changan Automobile Co. Ltd., Class A(a)	30,500	66,263
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	52,635
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,500	92,565
CIFI Holdings Group Co. Ltd.	170,000	165,420
CITIC Ltd.	315,000	299,258
CITIC Securities Co. Ltd., Class A	32,100	117,266
CITIC Securities Co. Ltd., Class H(d)	103,000	238,072
Contemporary Amperex Technology Co. Ltd., Class A	7,800	387,089
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	78,900	79,909
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	40,598	84,269
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	88,500	114,545
Country Garden Holdings Co. Ltd.(d)	341,270	439,304
Country Garden Services Holdings Co. Ltd.	67,000	682,895
CSC Financial Co. Ltd., Class A	14,300	69,557

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	422,400	$513,555
Dali Foods Group Co. Ltd.(c)	175,500	99,772
Daqin Railway Co. Ltd., Class A	125,000	133,601
Daqo New Energy Corp., ADR(a)(d)	2,438	184,069
Dongfeng Motor Group Co. Ltd., Class H	138,000	128,736
DouYu International Holdings Ltd., ADR(a)(d)	8,090	84,217
East Money Information Co. Ltd., Class A	19,080	79,730
ENN Energy Holdings Ltd.	34,200	551,621
Eve Energy Co. Ltd., Class A	12,200	140,817
Everbright Securities Co. Ltd., Class A	28,900	71,741
Fangda Carbon New Material Co. Ltd., Class A(a)	119,420	148,998
Focus Media Information Technology Co. Ltd., Class A	37,300	52,977
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,560	184,754
Fosun International Ltd.	131,500	184,620
Foxconn Industrial Internet Co. Ltd., Class A	3,500	7,688
Future Land Holdings Co. Ltd., Class A	17,500	130,568
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	91,843
Fuyao Glass Industry Group Co. Ltd., Class H(c)	22,400	133,613
Ganfeng Lithium Co. Ltd., Class A	7,700	111,784
GDS Holdings Ltd., ADR(a)(d)	4,184	339,281
Genscript Biotech Corp.(a)	36,000	63,759
GF Securities Co. Ltd., Class H	93,600	143,894
Gigadevice Semiconductor Beijing, Inc., Class A	700	18,302
GoerTek, Inc., Class A	17,700	73,687
GOME Retail Holdings Ltd.(a)(d)	627,000	116,495
Great Wall Motor Co. Ltd., Class H	157,500	440,384
Greenland Holdings Corp. Ltd., Class A	23,999	20,499
Greentown China Holdings Ltd.	83,500	108,052
Greentown Service Group Co. Ltd.	94,000	143,247
GSX Techedu, Inc., ADR(a)(d)	2,614	88,562
Guangdong Haid Group Co. Ltd., Class A	10,700	127,545
Guangzhou Automobile Group Co. Ltd., Class H(d)	134,400	113,410
Guangzhou R&F Properties Co. Ltd., Class H	34,400	45,433
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	113,314
Guotai Junan Securities Co. Ltd., Class A	55,544	137,802
Haidilao International Holding Ltd.(c)(d)	39,000	267,484
Haier Smart Home Co. Ltd., Class A	41,800	198,960
Haier Smart Home Co. Ltd., Class H(a)	76,800	309,460
Haitian International Holdings Ltd.	51,000	203,718
Haitong Securities Co. Ltd., Class A	45,000	76,084
Haitong Securities Co. Ltd., Class H(d)	144,400	134,086
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	6,200	123,470
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	56,000	268,632
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	92,772
Hengan International Group Co. Ltd.	39,000	256,438
Hengli Petrochemical Co. Ltd., Class A	26,600	119,377
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	84,149
Hua Hong Semiconductor Ltd.(a)(c)	21,000	115,509
Hualan Biological Engineering, Inc., Class A	10,800	65,629
Huaneng Power International, Inc., Class H	192,000	68,296
Huatai Securities Co. Ltd., Class A	31,600	81,861
Huatai Securities Co. Ltd., Class H(c)	68,800	105,677
Huaxia Bank Co. Ltd., Class A	132,899	130,476
Huayu Automotive Systems Co. Ltd., Class A	8,300	34,967
Huazhu Group Ltd., ADR(a)(d)	8,961	491,959
HUYA, Inc., ADR(a)(d)	4,442	86,530
Iflytek Co. Ltd., Class A	19,900	147,449
Industrial & Commercial Bank of China Ltd., Class A	231,800	195,777
Industrial & Commercial Bank of China Ltd., Class H	2,939,000	2,114,024

Security	Shares	Value

China (continued)
Industrial Bank Co. Ltd., Class A	73,700	$271,161
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	727,900	173,258
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	118,898
Innovent Biologics, Inc.(a)(c)	52,000	531,815
iQIYI, Inc., ADR(a)	11,889	197,595
JD Health International, Inc.(a)(c)	12,150	176,745
JD.com, Inc., ADR(a)	42,302	3,567,328
Jiangsu Expressway Co. Ltd., Class H	26,000	32,378
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	90,316
Jiangsu Hengrui Medicine Co. Ltd., Class A	17,760	250,375
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	131,105
Jiangxi Copper Co. Ltd., Class A	43,400	147,393
Jiangxi Copper Co. Ltd., Class H	30,000	57,612
Jiangxi Zhengbang Technology Co. Ltd., Class A	28,700	66,386
Jinxin Fertility Group Ltd.(c)(d)	68,000	147,084
Jiumaojiu International Holdings Ltd.(c)	34,000	136,304
JOYY, Inc., ADR(d)	2,689	252,040
Kaisa Group Holdings Ltd.(a)	221,000	109,570
KE Holdings, Inc.(a)(d)	5,640	321,367
Kingdee International Software Group Co. Ltd.(a)(d)	105,000	329,279
Kingfa Sci & Tech Co. Ltd., Class A	25,700	85,389
Kingsoft Cloud Holdings Ltd., ADR(a)(d)	3,200	125,824
Kingsoft Corp. Ltd.	49,000	327,691
Koolearn Technology Holding Ltd.(a)(c)(d)	21,500	49,122
Kuaishou Technology(a)(c)	10,400	361,199
Kweichow Moutai Co. Ltd., Class A	3,716	1,141,116
KWG Group Holdings Ltd.	74,000	127,226
Lenovo Group Ltd.	322,000	459,557
Lens Technology Co. Ltd., Class A	12,300	49,292
Li Auto, Inc., ADR(a)	8,107	202,675
Li Ning Co. Ltd.	98,500	644,385
Lingyi iTech Guangdong Co., Class A	7,000	8,762
Logan Group Co. Ltd.	72,000	121,604
Longfor Group Holdings Ltd.(c)	91,500	606,883
LONGi Green Energy Technology Co. Ltd., Class A	12,100	163,577
Lufax Holding Ltd.(a)(d)	8,131	118,062
Luxshare Precision Industry Co. Ltd., Class A	18,129	94,054
Luzhou Laojiao Co. Ltd., Class A	3,600	124,195
Mango Excellent Media Co. Ltd., Class A	11,800	104,961
Maxscend Microelectronics Co. Ltd., Class A	1,300	121,288
Meituan, Class B(a)(c)	178,500	6,965,818
Metallurgical Corp. of China Ltd., Class A	330,500	172,617
Microport Scientific Corp.	37,000	210,056
Midea Group Co. Ltd., Class A	14,800	186,200
Ming Yuan Cloud Group Holdings Ltd.(a)	19,000	87,801
Minth Group Ltd.	32,000	134,061
Momo, Inc., ADR	7,937	116,991
Muyuan Foods Co. Ltd., Class A	11,390	174,380
Nanjing Securities Co. Ltd., Class A	33,000	51,143
NARI Technology Co. Ltd., Class A	35,700	170,090
NAURA Technology Group Co. Ltd., Class A	3,800	83,601
NetEase, Inc., ADR	20,210	2,086,885
New China Life Insurance Co. Ltd., Class H	43,200	167,838
New Hope Liuhe Co. Ltd., Class A	12,700	38,807
New Oriental Education & Technology Group, Inc., ADR(a)(d)	72,660	1,017,240
NIO, Inc., ADR(a)(d)	62,660	2,442,487
Noah Holdings Ltd., ADR(a)(d)	1,707	75,791
Nongfu Spring Co. Ltd., Class H(c)	16,800	84,695
People’s Insurance Co. Group of China Ltd., Class H	381,000	123,872
PetroChina Co. Ltd., Class H	818,000	296,574

4

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pharmaron Beijing Co. Ltd., Class H(c)	8,800	$167,287
PICC Property & Casualty Co. Ltd., Class H	320,298	278,690
Pinduoduo, Inc., ADR(a)	19,296	2,583,349
Ping An Bank Co. Ltd., Class A	47,100	158,318
Ping An Healthcare and Technology Co. Ltd.(a)(c)	25,800	325,639
Ping An Insurance Group Co. of China Ltd., Class A	35,100	422,012
Ping An Insurance Group Co. of China Ltd., Class H	293,500	3,510,658
Poly Developments and Holdings Group Co. Ltd., Class A	43,000	93,485
Poly Property Services Co. Ltd.	13,000	90,708
Postal Savings Bank of China Co. Ltd., Class A	132,700	118,780
Postal Savings Bank of China Co. Ltd., Class H(c)	453,000	339,498
RLX Technology, Inc., ADR(a)(d)	4,946	51,241
Rongsheng Petro Chemical Co. Ltd., Class A	23,900	100,789
SAIC Motor Corp. Ltd., Class A	30,300	91,128
Sanan Optoelectronics Co. Ltd., Class A	26,600	94,860
Sangfor Technologies, Inc., Class A	200	7,558
Sany Heavy Industry Co. Ltd., Class A	32,700	171,108
Seazen Group Ltd.(a)	108,000	132,730
SF Holding Co. Ltd., Class A	15,900	197,249
Shaanxi Coal Industry Co. Ltd., Class A	27,700	46,862
Shandong Gold Mining Co. Ltd., Class A	29,204	95,273
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	261,753
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	64,294
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	92,037
Shanghai International Airport Co. Ltd., Class A	11,200	99,109
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	53,632
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	121,865
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	159,316
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,000	102,129
Shengyi Technology Co. Ltd., Class A	17,700	61,522
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	90,592
Shenzhen Goodix Technology Co. Ltd., Class A	2,100	36,009
Shenzhen Inovance Technology Co. Ltd., Class A	6,500	85,096
Shenzhen Kangtai Biological Products Co. Ltd., Class A	4,700	98,575
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,400	146,750
Shenzhou International Group Holdings Ltd.	40,800	853,395
Silergy Corp.	4,000	329,926
Sinopharm Group Co. Ltd., Class H	50,000	121,135
Sinotruk Hong Kong Ltd.	49,500	149,013
Smoore International Holdings Ltd.(a)(c)	32,000	196,816
Sunac China Holdings Ltd.	130,000	559,067
Sungrow Power Supply Co. Ltd., Class A	3,800	41,950
Suning.com Co. Ltd., Class A	59,200	62,227
Sunny Optical Technology Group Co. Ltd.	35,300	810,987
TAL Education Group, ADR(a)	19,245	1,036,343
TCL Corp., Class A	78,200	111,949
Tencent Holdings Ltd.	281,000	22,425,912
Tencent Music Entertainment Group, ADR(a)	17,081	349,990
Tingyi Cayman Islands Holding Corp.	88,000	161,808
Tongcheng-Elong Holdings Ltd.(a)	52,400	118,597
Tongwei Co. Ltd., Class A	6,200	31,199
Topchoice Medical Corp., Class A(a)	3,400	130,331
Topsports International Holdings Ltd.(c)	81,000	120,781

Security	Shares	Value

China (continued)
TravelSky Technology Ltd., Class H	59,000	$138,414
Trip.com Group Ltd., ADR(a)	24,032	952,388
Tsingtao Brewery Co. Ltd., Class H	26,000	231,405
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,900	80,203
Uni-President China Holdings Ltd.	82,000	99,772
Unisplendour Corp. Ltd., Class A	20,160	61,168
Vipshop Holdings Ltd., ADR(a)	23,411	699,052
Walvax Biotechnology Co. Ltd., Class A	8,600	59,410
Wanhua Chemical Group Co. Ltd., Class A	14,700	237,903
Want Want China Holdings Ltd.	192,000	144,255
Weibo Corp., ADR(a)(d)	4,441	224,093
Weichai Power Co. Ltd., Class A	33,300	98,195
Weichai Power Co. Ltd., Class H	96,800	243,004
Weimob, Inc.(a)(c)	80,000	180,836
Wens Foodstuffs Group Co. Ltd., Class A	20,160	52,071
Will Semiconductor Co. Ltd., Class A	4,100	161,538
Wingtech Technology Co. Ltd., Class A	4,238	63,669
Wuchan Zhongda Group Co. Ltd., Class A	25,699	19,056
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	49,627
Wuliangye Yibin Co. Ltd., Class A	11,500	472,361
WuXi AppTec Co. Ltd., Class A	10,780	231,597
WuXi AppTec Co. Ltd., Class H(c)	11,368	224,487
Wuxi Biologics Cayman, Inc.(a)(c)	157,000	1,979,887
Xiaomi Corp., Class B(a)(c)	674,000	2,251,232
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	53,000	115,250
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,800	29,978
Xinyi Solar Holdings Ltd.	218,000	361,346
XPeng, Inc., ADR(a)(d)	8,191	299,053
Yadea Group Holdings Ltd.(c)	68,000	151,482
Yanzhou Coal Mining Co. Ltd., Class H	108,000	128,077
Yihai International Holding Ltd.(a)	23,000	239,966
Yihai Kerry Arawana Holdings Co. Ltd., Class A(a)	10,800	129,086
Yonghui Superstores Co. Ltd., Class A	27,898	28,958
Yonyou Network Technology Co. Ltd., Class A	7,800	42,648
Yum China Holdings, Inc.(d)	19,875	1,176,799
Yunnan Baiyao Group Co. Ltd., Class A	8,900	163,930
Yunnan Energy New Material Co. Ltd., Class A	5,600	95,995
Zai Lab Ltd., ADR(a)	3,905	521,044
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	70,205
Zhaojin Mining Industry Co. Ltd., Class H	69,000	63,069
Zhejiang Chint Electrics Co. Ltd., Class A(a)	25,000	138,679
Zhejiang Expressway Co. Ltd., Class H	54,000	47,931
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	2,900	30,671
Zhenro Properties Group Ltd.	57,000	40,400
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	23,500	143,219
Zhongsheng Group Holdings Ltd.	30,000	212,527
Zhuzhou CRRC Times Electric Co. Ltd., Class H	28,400	106,542
Zijin Mining Group Co. Ltd., Class A	145,900	216,326
Zijin Mining Group Co. Ltd., Class H	218,000	269,603
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	105,800	151,776
ZTE Corp., Class H	14,400	36,806
ZTO Express Cayman, Inc., ADR	18,811	548,341

		142,090,527

Colombia — 0.0%
Bancolombia SA	7,812	61,336

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia (continued)
Ecopetrol SA	242,372	$156,608
Grupo de Inversiones Suramericana SA	15,087	89,409
Interconexion Electrica SA ESP	24,518	150,656

		458,009

Cyprus — 0.0%
Polymetal International PLC	8,117	159,237
TCS Group Holding PLC, Registered Shares	7,319	427,788

		587,025

Czech Republic — 0.0%
CEZ AS	5,115	126,412
Komercni banka A/S(a)	3,800	117,272
Moneta Money Bank AS(a)(c)	25,594	95,392

		339,076

Denmark — 1.5%
Ambu AS, B Shares	7,759	364,383
AP Moeller - Maersk A/S, Class A	197	428,685
AP Moeller - Maersk A/S, Class B	282	654,668
Carlsberg AS, Class B	5,261	806,825
Chr Hansen Holding A/S(a)	4,958	450,358
Coloplast A/S, Class B	5,765	866,750
Danske Bank A/S	33,905	634,274
Demant A/S(a)	6,675	282,556
DSV Panalpina A/S	10,201	2,000,860
Genmab A/S(a)	3,029	996,219
GN Store Nord A/S	5,785	455,330
H Lundbeck A/S	4,294	146,625
Novo Nordisk A/S, Class B	84,565	5,698,295
Novozymes A/S, B Shares	11,520	737,127
Orsted A/S(c)	9,392	1,516,483
Pandora A/S	4,563	488,010
Rockwool International AS, -B Shares	484	203,714
Tryg A/S	15,147	356,998
Vestas Wind Systems A/S	9,789	2,019,341

		19,107,501

Egypt — 0.0%
Commercial International Bank Egypt SAE	50,357	185,167

Finland — 0.7%
Elisa OYJ	6,381	382,756
Fortum OYJ	21,500	574,244
Kesko OYJ, -B Shares	12,611	385,674
Kone OYJ, Class B	16,423	1,342,352
Neste OYJ	21,294	1,130,833
Nokia OYJ(a)	298,723	1,192,990
Nordea Bank Abp	157,897	1,556,903
Orion OYJ, Class B	5,829	233,549
Sampo OYJ, A Shares	21,534	970,972
Stora Enso OYJ, B Shares	24,213	451,693
UPM-Kymmene OYJ	26,372	947,751
Wartsila OYJ Abp	20,628	216,240

		9,385,957

France — 6.6%
Accor SA(a)	10,412	392,281
Aeroports de Paris(a)	1,364	162,723
Air Liquide SA	23,029	3,760,081
Airbus SE(a)	28,430	3,224,453
Alstom SA(a)	13,672	681,235
Amundi SA(c)	2,625	209,795
Arkema SA	4,022	487,086
Atos SE(a)	4,203	327,686

Security	Shares	Value

France (continued)
AXA SA	95,967	$2,576,159
BioMerieux	1,981	252,020
BNP Paribas SA	54,778	3,337,585
Bollore SA	36,855	177,858
Bouygues SA	12,024	481,617
Bureau Veritas SA	14,829	421,984
Capgemini SE	7,964	1,354,094
Carrefour SA	28,356	513,402
Cie de Saint-Gobain	23,874	1,409,796
Cie Generale des Etablissements Michelin SCA	8,485	1,270,800
CNP Assurances	7,565	143,484
Covivio	2,326	198,939
Credit Agricole SA	52,326	757,796
Danone SA	30,922	2,116,550
Dassault Aviation SA(a)	127	141,231
Dassault Systemes SE	6,318	1,350,402
Edenred	11,567	603,957
Eiffage SA	3,691	369,058
Electricite de France SA	34,339	460,631
Engie SA	95,372	1,354,789
EssilorLuxottica SA	14,007	2,281,837
Eurazeo SE	2,062	156,866
Faurecia SE(a)	5,305	282,568
Gecina SA	2,235	307,650
Getlink SE	24,371	373,595
Hermes International	1,490	1,647,936
Iliad SA	771	146,454
Ipsen SA	1,966	168,535
Kering SA	3,696	2,550,452
Klepierre SA	10,557	245,722
La Francaise des Jeux SAEM(c)	3,884	176,497
Legrand SA	12,821	1,191,174
L’Oreal SA	12,343	4,728,372
LVMH Moet Hennessy Louis Vuitton SE	13,511	9,024,686
Natixis SA(a)	41,329	197,547
Orange SA	93,450	1,149,992
Orpea SA(a)	2,713	314,161
Pernod Ricard SA	10,000	1,871,792
Publicis Groupe SA	10,028	611,530
Remy Cointreau SA	958	176,943
Renault SA(a)	9,369	405,133
Safran SA(a)	15,492	2,107,337
Sanofi	56,149	5,552,246
Sartorius Stedim Biotech	1,419	583,987
Schneider Electric SE	26,215	3,993,465
SCOR SE(a)	8,239	280,645
SEB SA	1,166	205,413
Societe Generale SA	39,306	1,027,649
Sodexo SA(a)	4,102	393,005
Suez SA	18,443	390,604
Teleperformance	2,820	1,028,159
Thales SA	5,829	578,525
TOTAL SE	124,297	5,794,695
Ubisoft Entertainment SA(a)	4,663	354,414
Unibail-Rodamco-Westfield(a)	7,460	596,041
Valeo SA	9,922	336,627
Veolia Environnement SA	28,654	735,105
Vinci SA	25,770	2,639,409
Vivendi SE	41,519	1,362,805

6

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Wendel SE	1,358	$168,528
Worldline SA(a)(c)	11,732	982,166

		85,657,759

Germany — 5.3%
Adidas AG	9,270	2,895,861
Allianz SE, Registered Shares	19,852	5,049,457
BASF SE	45,457	3,777,612
Bayer AG	49,106	3,111,991
Bayerische Motoren Werke AG	15,532	1,611,858
Bechtle AG	1,317	247,063
Beiersdorf AG	5,604	592,124
Brenntag AG	6,771	578,439
Carl Zeiss Meditec AG	2,201	331,766
Commerzbank AG(a)	42,982	263,764
Continental AG, Class A(a)	5,218	690,730
Covestro AG(c)	8,522	573,367
Daimler AG, Registered Shares	41,462	3,700,470
Delivery Hero SE(a)(c)	6,615	857,418
Deutsche Bank AG, Registered Shares(a)	100,487	1,201,924
Deutsche Boerse AG	9,081	1,508,979
Deutsche Lufthansa AG, Registered Shares(a)	15,755	208,963
Deutsche Post AG, Registered Shares	46,874	2,571,548
Deutsche Telekom AG, Registered Shares	163,018	3,285,370
Deutsche Wohnen SE	18,359	856,418
E.ON SE	107,607	1,254,049
Evonik Industries AG	10,596	374,939
Fresenius Medical Care AG & Co. KGaA	10,031	738,898
Fresenius SE & Co. KGaA	19,390	864,026
GEA Group AG	8,213	336,862
Hannover Rueck SE	2,781	507,832
HeidelbergCement AG	6,401	581,582
HelloFresh SE(a)	7,268	541,523
Henkel AG & Co. KGaA	4,151	411,249
Hochtief AG	1,191	106,627
Infineon Technologies AG	62,767	2,670,584
KION Group AG	3,490	344,832
Knorr-Bremse AG	3,724	464,726
LANXESS AG	3,663	270,347
LEG Immobilien AG	3,169	416,840
Merck KGaA	6,367	1,089,101
MTU Aero Engines AG	2,456	578,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,708	2,065,855
Nemetschek SE	2,777	177,267
Puma SE	4,318	423,343
Rational AG	374	290,524
RWE AG	32,891	1,290,701
SAP SE	51,700	6,341,347
Scout24 AG(c)	4,955	375,904
Siemens Energy AG	37,548	6,169,567
Siemens Healthineers AG(c)	12,539	679,636
Symrise AG	6,068	736,240
TeamViewer AG(a)(c)	8,617	368,517
Telefonica Deutschland Holding AG	77,782	228,172
Uniper SE	9,623	348,575
United Internet AG, Registered Shares	4,660	187,080
Volkswagen AG	1,895	687,481
Vonovia SE	26,717	1,745,936
Zalando SE(a)(c)	7,320	717,269

		68,301,104

Security	Shares	Value

Greece — 0.0%
FF Group(a)(e)	205	$2
Hellenic Telecommunications Organization SA	12,770	204,899
JUMBO SA	4,656	85,430
OPAP SA	10,676	144,231

		434,562

Hong Kong — 2.7%
AIA Group Ltd.	589,600	7,214,797
Alibaba Health Information Technology Ltd.(a)	214,000	611,465
Alibaba Pictures Group Ltd.(a)(d)	480,000	62,624
ASM Pacific Technology Ltd.	12,700	162,531
Bank of East Asia Ltd.	59,000	125,678
Beijing Enterprises Holdings Ltd.	21,000	74,327
Beijing Enterprises Water Group Ltd.(a)(d)	232,000	88,335
BOC Hong Kong Holdings Ltd.	187,500	655,949
Bosideng International Holdings Ltd.	258,000	116,511
Brilliance China Automotive Holdings Ltd.	148,000	140,038
Budweiser Brewing Co. APAC Ltd.(c)	114,100	341,543
China Education Group Holdings Ltd.	58,000	103,482
China Everbright Environment Group Ltd.	146,629	99,535
China Everbright Ltd.	52,000	67,923
China Gas Holdings Ltd.	125,000	513,210
China Jinmao Holdings Group Ltd.	192,000	77,271
China Mengniu Dairy Co. Ltd.(a)	137,000	789,223
China Merchants Port Holdings Co. Ltd.	65,720	101,051
China Overseas Land & Investment Ltd.	188,000	491,427
China Overseas Property Holdings Ltd.	85,000	79,585
China Power International Development Ltd.	483,000	112,672
China Resources Beer Holdings Co. Ltd.	64,000	504,434
China Resources Cement Holdings Ltd.	122,000	137,618
China Resources Gas Group Ltd.(d)	48,000	266,419
China Resources Land Ltd.	153,111	746,235
China Resources Power Holdings Co. Ltd.	118,000	157,292
China State Construction International Holdings Ltd.	70,000	48,120
China Taiping Insurance Holdings Co. Ltd.	72,672	148,624
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	178,000	111,285
China Youzan Ltd.(a)	760,000	250,456
CK Asset Holdings Ltd.	121,008	736,646
CK Hutchison Holdings Ltd.	135,508	1,082,616
CK Infrastructure Holdings Ltd.	41,500	247,407
CLP Holdings Ltd.	81,000	788,672
COSCO SHIPPING Ports Ltd.	134,000	97,786
ESR Cayman Ltd.(a)(c)	83,000	272,981
Far East Horizon Ltd.	141,000	169,401
Galaxy Entertainment Group Ltd.(a)	111,000	1,003,476
Geely Automobile Holdings Ltd.	285,000	733,038
Guangdong Investment Ltd.	164,000	267,956
Hang Lung Properties Ltd.	113,000	294,957
Hang Seng Bank Ltd.(d)	34,900	677,694
Henderson Land Development Co. Ltd.	74,800	337,580
HK Electric Investments & HK Electric Investments Ltd.(b)	179,500	178,350
HKT Trust & HKT Ltd., Class SS(b)	185,900	265,346
Hong Kong & China Gas Co. Ltd.	502,549	796,836
Hong Kong Exchanges & Clearing Ltd.	57,594	3,416,813
Hongkong Land Holdings Ltd.	51,500	253,287
Hutchison China MediTech Ltd., ADR(a)	3,003	84,835
Jardine Matheson Holdings Ltd.(d)	10,400	681,377
Jardine Strategic Holdings Ltd.(d)	12,600	416,319
Kingboard Holdings Ltd.	35,000	189,433
Kingboard Laminates Holdings Ltd.	42,500	92,515
Kunlun Energy Co. Ltd.	256,000	270,084

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Lee & Man Paper Manufacturing Ltd.	120,000	$110,625
Link REIT	96,400	879,528
Melco Resorts & Entertainment Ltd., ADR(a)(d)	11,155	222,096
MTR Corp. Ltd.	66,000	375,373
New World Development Co. Ltd.	70,166	364,490
Nine Dragons Paper Holdings Ltd.	132,000	194,062
PCCW Ltd.	284,000	160,384
Power Assets Holdings Ltd.	71,500	423,207
Shenzhen International Holdings Ltd.	40,500	68,005
Shimao Property Holdings Ltd.	51,000	161,038
Sino Biopharmaceutical Ltd.	574,750	576,961
Sino Land Co. Ltd.	130,800	182,541
SJM Holdings Ltd.	69,000	90,548
SSY Group Ltd.(d)	104,000	60,542
Sun Art Retail Group Ltd.	110,000	90,237
Sun Hung Kai Properties Ltd.	68,500	1,037,217
Swire Pacific Ltd., Class A	21,000	158,193
Swire Properties Ltd.	79,200	245,836
Techtronic Industries Co. Ltd.	61,000	1,045,771
Vinda International Holdings Ltd.(d)	31,000	104,956
WH Group Ltd.(c)	460,000	373,718
Wharf Holdings Ltd.(d)	94,000	249,516
Wharf Real Estate Investment Co. Ltd.(d)	81,000	455,493
Xinyi Glass Holdings Ltd.	78,000	256,237

		35,641,639

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC(a)	16,294	117,956
OTP Bank Nyrt(a)	11,130	475,767
Richter Gedeon Nyrt	8,007	236,072

		829,795

India — 2.9%
ACC Ltd.	4,939	128,968
Adani Green Energy Ltd.(a)	19,426	294,752
Adani Ports & Special Economic Zone Ltd.(a)	27,638	266,129
Ambuja Cements Ltd.	26,422	111,913
Apollo Hospitals Enterprise Ltd.	4,568	181,768
Asian Paints Ltd.	17,953	624,637
Aurobindo Pharma Ltd.	13,516	163,337
Avenue Supermarts Ltd.(a)(c)	9,253	362,523
Axis Bank Ltd.(a)	109,944	1,055,501
Bajaj Auto Ltd.(a)	3,300	166,067
Bajaj Finance Ltd.(a)	12,806	906,618
Bajaj Finserv Ltd.(a)	2,442	323,896
Balkrishna Industries Ltd.	5,542	128,283
Bandhan Bank Ltd.(a)(c)	17,994	84,171
Berger Paints India Ltd.	8,379	87,848
Bharat Forge Ltd.(a)	11,954	97,817
Bharat Petroleum Corp. Ltd.	35,066	206,016
Bharti Airtel Ltd.	114,666	813,383
Bharti Infratel Ltd.	41,213	138,562
Biocon Ltd.(a)	19,164	107,437
Britannia Industries Ltd.	4,997	248,463
Cipla Ltd.(a)	24,583	274,649
Coal India Ltd.	75,541	135,121
Colgate-Palmolive India Ltd.	6,248	133,516
Container Corp. Of India Ltd.	22,317	183,010
Dabur India Ltd.	20,426	151,251
Divi’s Laboratories Ltd.(a)	6,478	321,509
DLF Ltd.	33,599	132,498
Dr Reddy’s Laboratories Ltd.	1,007	62,298
Dr Reddy’s Laboratories Ltd., ADR(d)	4,517	277,299

Security	Shares	Value

India (continued)
Eicher Motors Ltd.(a)	6,440	$230,151
GAIL India Ltd.	43,712	81,286
Godrej Consumer Products Ltd.(a)	25,762	257,755
Grasim Industries Ltd.	15,713	312,556
Havells India Ltd.	8,781	126,466
HCL Technologies Ltd.	48,953	659,796
HDFC Asset Management Co. Ltd.(c)	2,674	107,080
HDFC Life Insurance Co. Ltd.(a)(c)	34,166	326,068
Hero MotoCorp Ltd.	7,430	297,070
Hindalco Industries Ltd.	85,181	383,163
Hindustan Petroleum Corp. Ltd.	25,339	81,453
Hindustan Unilever Ltd.	40,002	1,334,171
Housing Development Finance Corp. Ltd.	84,515	2,903,879
ICICI Bank Ltd.(a)	207,248	1,657,865
ICICI Bank Ltd., ADR(a)(d)	22,806	365,580
ICICI Lombard General Insurance Co. Ltd.(c)	10,963	215,496
ICICI Prudential Life Insurance Co. Ltd.(a)(c)	12,623	77,073
Indian Oil Corp. Ltd.	94,789	119,389
Indraprastha Gas Ltd.	14,609	102,618
Info Edge India Ltd.(a)	4,063	238,777
Infosys Ltd.	63,051	1,183,101
Infosys Ltd., ADR(d)	97,713	1,829,187
InterGlobe Aviation Ltd.(a)(c)	5,982	133,852
Ipca Laboratories Ltd.	3,984	103,854
ITC Ltd.	148,193	443,448
JSW Steel Ltd.	32,800	211,209
Jubilant Foodworks Ltd.(a)	4,029	160,935
Kotak Mahindra Bank Ltd.(a)	25,389	611,493
Larsen & Toubro Infotech Ltd.(c)	2,827	157,174
Larsen & Toubro Ltd.	19,180	373,836
Larsen & Toubro Ltd., GDR, Registered Shares	18,237	350,787
Lupin Ltd.	11,830	165,513
Mahindra & Mahindra Ltd.	10,311	112,695
Mahindra & Mahindra Ltd., GDR	27,036	295,784
Marico Ltd.	22,064	124,424
Maruti Suzuki India Ltd.	5,854	551,085
Motherson Sumi Systems Ltd.(a)	67,315	186,518
MRF Ltd.	105	118,465
Muthoot Finance Ltd.(a)	8,240	136,000
Nestle India Ltd.	1,798	422,864
NTPC Ltd.	183,001	267,768
Oil & Natural Gas Corp. Ltd.	167,488	234,780
Page Industries Ltd.	266	110,565
Petronet LNG Ltd.	23,885	73,511
PI Industries Ltd.	5,213	161,286
Pidilite Industries Ltd.(a)	5,574	138,295
Piramal Enterprises Ltd.	4,721	113,669
Power Grid Corp. of India Ltd.	92,096	272,175
REC Ltd.	38,827	69,936
Reliance Industries Ltd.	40,219	1,105,870
Reliance Industries Ltd., GDR(c)	49,309	2,726,283
SBI Life Insurance Co. Ltd.(c)	13,484	162,919
Shree Cement Ltd.(a)	685	276,514
Shriram Transport Finance Co. Ltd.	12,962	253,765
Siemens Ltd.	4,979	126,010
State Bank of India(a)	27,343	136,968
State Bank of India, GDR, Registered Shares(a)	5,712	283,178
Sun Pharmaceutical Industries Ltd.	43,350	354,955
Tata Consultancy Services Ltd.	46,339	2,019,077
Tata Consumer Products Ltd.	34,238	299,958
Tata Motors Ltd.(a)	52,939	220,011
Tata Motors Ltd., ADR(a)	6,008	124,906

8

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Steel Ltd.	29,925	$333,859
Tech Mahindra Ltd.	29,414	400,023
Titan Co. Ltd.	17,275	369,351
Torrent Pharmaceuticals Ltd.	2,660	92,706
Trent Ltd.	10,835	111,608
UltraTech Cement Ltd.	5,995	554,061
United Spirits Ltd.(a)	18,510	141,214
UPL Ltd.	26,481	233,571
Vedanta Ltd.	79,815	250,708
Wipro Ltd.	51,676	293,278
Wipro Ltd., ADR	13,184	83,587
Yes Bank Ltd.(a)	558,202	119,431
Zee Entertainment Enterprises Ltd.	47,752	133,310

		38,368,262

Indonesia — 0.4%
Adaro Energy Tbk PT	1,086,700	88,111
Aneka Tambang Persero Tbk PT	614,000	95,718
Astra International Tbk PT	965,400	351,834
Bank Central Asia Tbk PT	488,600	1,046,384
Bank Mandiri Persero Tbk PT	892,400	378,089
Bank Negara Indonesia Persero Tbk PT(a)	405,600	160,199
Bank Rakyat Indonesia Persero Tbk PT(a)	2,801,600	849,962
Barito Pacific Tbk PT(a)	1,669,600	110,567
Charoen Pokphand Indonesia Tbk PT	284,800	137,428
Gudang Garam Tbk PT(a)	22,300	55,608
Indah Kiat Pulp & Paper Corp. Tbk PT	126,800	91,444
Indocement Tunggal Prakarsa Tbk PT	88,600	74,785
Indofood CBP Sukses Makmur Tbk PT	165,500	104,830
Indofood Sukses Makmur Tbk PT	159,200	72,511
Kalbe Farma Tbk PT	858,400	92,784
Merdeka Copper Gold Tbk PT(a)	210,600	31,326
Perusahaan Gas Negara Tbk PT	426,200	38,709
Sarana Menara Nusantara Tbk PT	1,534,700	116,262
Semen Indonesia Persero Tbk PT	106,000	76,142
Telkom Indonesia Persero Tbk PT	2,223,800	524,896
Unilever Indonesia Tbk PT	374,500	169,524
United Tractors Tbk PT	79,900	121,724

		4,788,837

Ireland — 0.6%
CRH PLC	39,143	1,831,763
Experian PLC	43,340	1,493,104
Flutter Entertainment PLC(a)	7,919	1,698,693
James Hardie Industries PLC	19,561	591,204
Kerry Group PLC, Class A	6,911	863,108
Kingspan Group PLC	7,024	594,225
Smurfit Kappa Group PLC	12,493	586,178

		7,658,275

Isle of Man — 0.1%
Entain PLC(a)	31,794	664,898

Israel — 0.4%
Azrieli Group Ltd.	2,198	135,822
Bank Hapoalim BM(a)	64,127	498,720
Bank Leumi Le-Israel BM(a)	69,019	454,632
Check Point Software Technologies Ltd.(a)	5,227	585,267
CyberArk Software Ltd.(a)	2,248	290,756
Elbit Systems Ltd.	1,528	216,545
ICL Group Ltd.	34,017	199,422
Isracard Ltd.(a)	1	2
Israel Discount Bank Ltd., Class A(a)	49,699	206,617
Mizrahi Tefahot Bank Ltd.(a)	7,034	183,417

Security	Shares	Value

Israel (continued)
Nice Ltd.(a)	3,161	$687,207
Teva Pharmaceutical Industries Ltd., ADR(a)(d)	51,073	589,383
Wix.com Ltd.(a)(d)	2,978	831,517

		4,879,307

Italy — 1.3%
Amplifon SpA	5,862	218,129
Assicurazioni Generali SpA	59,239	1,183,543
Atlantia SpA(a)	22,980	430,053
Davide Campari-Milano NV	25,177	281,795
DiaSorin SpA	1,148	184,191
Enel SpA	392,384	3,903,181
Eni SpA	130,474	1,607,727
Ferrari NV	6,237	1,304,677
FinecoBank Banca Fineco SpA(a)	23,619	386,401
Infrastrutture Wireless Italiane SpA(c)	18,443	205,406
Intesa Sanpaolo SpA	817,970	2,216,348
Mediobanca Banca di Credito Finanziario SpA(a)	28,872	319,938
Moncler SpA	10,770	616,785
Nexi SpA(a)(c)	23,897	416,937
Poste Italiane SpA(c)	23,222	294,909
Prysmian SpA	11,451	371,815
Recordati Industria Chimica e Farmaceutica SpA	5,232	281,374
Snam SpA	106,719	591,643
Telecom Italia SpA/Milano	730,407	405,868
Terna Rete Elettrica Nazionale SpA	76,635	578,754
UniCredit SpA	100,826	1,065,009

		16,864,483

Japan — 15.3%
ABC-Mart, Inc.	1,700	95,999
Acom Co. Ltd.	14,700	68,469
Advantest Corp.	10,000	878,322
Aeon Co. Ltd.	31,100	928,960
Aeon Mall Co. Ltd.	5,190	90,548
AGC, Inc.	10,500	440,738
Air Water, Inc.	10,700	187,716
Aisin Seiki Co. Ltd.	7,000	266,604
Ajinomoto Co., Inc.(d)	21,200	434,574
Alfresa Holdings Corp.	8,900	171,827
Amada Co. Ltd.	13,600	151,880
ANA Holdings, Inc.(a)	6,700	155,896
Asahi Group Holdings Ltd.	22,000	931,276
Asahi Intecc Co. Ltd.	10,700	295,348
Asahi Kasei Corp.	63,900	737,644
Astellas Pharma, Inc.	96,000	1,478,812
Azbil Corp.(d)	6,700	288,867
Bandai Namco Holdings, Inc.(d)	9,500	679,130
Bank of Kyoto Ltd.	3,000	184,812
Bridgestone Corp.	25,400	1,032,635
Brother Industries Ltd.	9,200	204,336
Calbee, Inc.	4,500	114,711
Canon, Inc.	50,500	1,148,067
Capcom Co. Ltd.(d)	8,000	260,248
Casio Computer Co. Ltd.(d)	7,800	147,402
Central Japan Railway Co.	7,200	1,077,986
Chiba Bank Ltd.	26,100	170,861
Chubu Electric Power Co., Inc.	31,400	404,604
Chugai Pharmaceutical Co. Ltd.	32,100	1,304,346
Chugoku Electric Power Co., Inc.(d)	14,700	180,614
Coca-Cola Bottlers Japan Holdings, Inc.	7,100	123,911
Concordia Financial Group Ltd.	48,900	198,342
Cosmos Pharmaceutical Corp.	1,200	187,197

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
CyberAgent, Inc.	21,600	$389,891
Dai Nippon Printing Co. Ltd.	15,300	320,926
Daifuku Co. Ltd.	4,900	481,519
Dai-ichi Life Holdings, Inc.	54,200	931,693
Daiichi Sankyo Co. Ltd.	84,500	2,465,352
Daikin Industries Ltd.	12,400	2,506,767
Daito Trust Construction Co. Ltd.	3,400	395,058
Daiwa House Industry Co. Ltd.(d)	26,900	789,491
Daiwa House REIT Investment Corp.	85	228,404
Daiwa Securities Group, Inc.	65,000	336,698
Denso Corp.	21,200	1,413,279
Dentsu Group, Inc.	9,500	305,810
Disco Corp.	1,400	442,405
East Japan Railway Co.(d)	15,200	1,080,831
Eisai Co. Ltd.	12,500	840,175
ENEOS Holdings, Inc.	139,100	631,079
FANUC Corp.	9,200	2,211,745
Fast Retailing Co. Ltd.	2,800	2,238,257
Fuji Electric Co. Ltd.	4,700	196,652
FUJIFILM Holdings Corp.	17,300	1,029,147
Fujitsu Ltd.	9,700	1,411,483
Fukuoka Financial Group, Inc.	7,600	144,203
GLP J-Reit	231	379,582
GMO Payment Gateway, Inc.	1,700	225,891
Hakuhodo DY Holdings, Inc.	14,000	233,830
Hamamatsu Photonics KK	6,400	379,163
Hankyu Hanshin Holdings, Inc.	11,600	372,188
Harmonic Drive Systems, Inc.	1,500	101,698
Hikari Tsushin, Inc.	1,000	201,617
Hino Motors Ltd.	12,500	107,511
Hirose Electric Co. Ltd.	1,611	248,345
Hisamitsu Pharmaceutical Co., Inc.	2,900	189,225
Hitachi Construction Machinery Co. Ltd.	4,600	147,409
Hitachi Ltd.	46,000	2,085,104
Hitachi Metals Ltd.(a)	12,900	212,939
Honda Motor Co. Ltd.	80,700	2,432,743
Hoshizaki Corp.	2,500	223,549
Hoya Corp.	18,200	2,142,081
Hulic Co. Ltd.	19,700	232,878
Ibiden Co. Ltd.(d)	4,500	207,909
Idemitsu Kosan Co. Ltd.	8,649	223,274
Iida Group Holdings Co. Ltd.	6,800	164,769
Inpex Corp.	45,900	313,860
Isuzu Motors Ltd.	24,900	267,421
Ito En Ltd.	3,700	226,954
ITOCHU Corp.(d)	63,700	2,068,084
Itochu Techno-Solutions Corp.	3,800	122,796
Japan Airlines Co. Ltd.(a)	5,700	127,657
Japan Airport Terminal Co. Ltd.(a)	4,300	212,076
Japan Exchange Group, Inc.	24,200	568,471
Japan Post Bank Co. Ltd.(d)	18,900	181,747
Japan Post Holdings Co. Ltd.(a)	80,000	712,979
Japan Post Insurance Co. Ltd.	10,400	213,643
Japan Real Estate Investment Corp.(d)	59	348,654
Japan Retail Fund Investment Corp.	364	372,908
Japan Tobacco, Inc.	56,900	1,093,072
JFE Holdings, Inc.	20,100	247,995
JSR Corp.	7,600	230,005
Kajima Corp.	21,700	308,646
Kakaku.com, Inc.	7,400	202,556
Kansai Electric Power Co., Inc.	28,400	307,908
Kansai Paint Co. Ltd.	7,600	203,292
Kao Corp.	22,600	1,495,411

Security	Shares	Value

Japan (continued)
KDDI Corp.	81,000	$2,495,666
Keihan Holdings Co. Ltd.	4,600	191,499
Keikyu Corp.	11,000	166,320
Keio Corp.(d)	5,500	370,302
Keisei Electric Railway Co. Ltd.	5,400	176,801
Keyence Corp.	8,980	4,092,689
Kikkoman Corp.	8,100	483,041
Kintetsu Group Holdings Co. Ltd.(a)	8,500	324,572
Kirin Holdings Co. Ltd.	40,400	775,200
Kobayashi Pharmaceutical Co. Ltd.	2,600	242,841
Kobe Bussan Co. Ltd.	5,600	150,148
Koei Tecmo Holdings Co. Ltd.(d)	2,860	128,758
Koito Manufacturing Co. Ltd.	4,500	302,770
Komatsu Ltd.	39,900	1,236,473
Konami Holdings Corp.	5,300	316,408
Kose Corp.	1,700	240,940
Kubota Corp.	49,500	1,129,192
Kuraray Co. Ltd.	13,400	153,285
Kurita Water Industries Ltd.	4,000	171,859
Kyocera Corp.	15,300	973,538
Kyowa Kirin Co. Ltd.	12,600	377,339
Kyushu Electric Power Co., Inc.(d)	25,800	254,771
Kyushu Railway Co.	6,700	156,068
Lasertec Corp.	3,800	501,833
Lawson, Inc.	1,900	93,233
Lion Corp.	11,900	231,981
Lixil Corp.	13,600	378,478
M3, Inc.	22,500	1,544,581
Makita Corp.	9,800	420,928
Marubeni Corp.	86,500	722,454
Marui Group Co. Ltd.	9,500	179,053
Mazda Motor Corp.(a)	30,300	248,259
McDonald’s Holdings Co. Japan Ltd.	2,400	110,625
Medipal Holdings Corp.	9,800	188,370
MEIJI Holdings Co. Ltd.(d)	6,100	392,265
Mercari, Inc.(a)	5,200	237,402
MINEBEA MITSUMI, Inc.	19,200	492,795
MISUMI Group, Inc.	15,500	451,508
Mitsubishi Chemical Holdings Corp.	59,500	446,881
Mitsubishi Corp.	63,500	1,800,165
Mitsubishi Electric Corp.	88,100	1,346,437
Mitsubishi Estate Co. Ltd.	55,500	971,887
Mitsubishi Gas Chemical Co., Inc.	9,300	228,759
Mitsubishi Heavy Industries Ltd.	14,800	460,839
Mitsubishi UFJ Financial Group, Inc.	587,200	3,139,929
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	91,883
Mitsui & Co. Ltd.	78,500	1,638,321
Mitsui Chemicals, Inc.	7,900	250,017
Mitsui Fudosan Co. Ltd.	44,100	1,005,280
Miura Co. Ltd.	3,700	200,197
Mizuho Financial Group, Inc.	119,540	1,728,593
MonotaRO Co. Ltd.	10,400	282,135
MS&AD Insurance Group Holdings, Inc.	19,900	585,378
Murata Manufacturing Co. Ltd.	28,900	2,326,316
Nabtesco Corp.	5,000	228,791
Nagoya Railroad Co. Ltd.(a)	10,200	243,003
NEC Corp.	13,500	797,114
Nexon Co. Ltd.	25,600	830,669
NGK Insulators Ltd.	15,500	284,464
NGK Spark Plug Co. Ltd.	8,500	147,260
NH Foods Ltd.	4,000	171,660
Nidec Corp.	22,500	2,743,375
Nihon M&A Center, Inc.	17,600	477,375

10

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nintendo Co. Ltd.	5,600	$3,156,357
Nippon Building Fund, Inc.	83	489,101
Nippon Express Co. Ltd.	3,800	283,449
Nippon Paint Holdings Co. Ltd.	40,000	577,747
Nippon Shinyaku Co. Ltd.	1,900	141,458
Nippon Steel Corp.	43,347	739,834
Nippon Telegraph & Telephone Corp.	62,100	1,602,299
Nippon Yusen KK	8,800	300,964
Nissan Chemical Corp.	5,900	315,664
Nissan Motor Co. Ltd.(a)	121,500	678,778
Nisshin Seifun Group, Inc.	9,000	150,383
Nissin Foods Holdings Co. Ltd.(d)	3,500	259,495
Nitori Holdings Co. Ltd.	4,100	794,187
Nitto Denko Corp.	7,300	625,761
Nomura Holdings, Inc.	162,300	859,939
Nomura Real Estate Holdings, Inc.	5,200	125,694
Nomura Real Estate Master Fund, Inc.	177	266,490
Nomura Research Institute Ltd.	14,843	461,140
NSK Ltd.	14,400	148,058
NTT Data Corp.	33,500	519,549
Obayashi Corp.	35,600	326,772
Obic Co. Ltd.	3,400	623,872
Odakyu Electric Railway Co. Ltd.	16,000	437,793
Oji Holdings Corp.	39,000	252,875
Olympus Corp.	61,000	1,265,377
Omron Corp.	9,100	712,824
Ono Pharmaceutical Co. Ltd.	19,100	499,509
Oracle Corp. Japan	2,000	195,791
Oriental Land Co. Ltd.(d)	10,100	1,519,859
ORIX Corp.(d)	65,800	1,112,861
Orix JREIT, Inc.	142	247,320
Osaka Gas Co. Ltd.	18,700	364,925
Otsuka Corp.	5,800	271,956
Otsuka Holdings Co. Ltd.	18,100	767,601
Pan Pacific International Holdings Corp.	20,000	472,088
Panasonic Corp.	113,700	1,472,352
PeptiDream, Inc.(a)	5,200	238,206
Persol Holdings Co. Ltd.	8,300	163,148
Pigeon Corp.	7,900	299,561
Pola Orbis Holdings, Inc.	5,600	135,058
Rakuten, Inc.	39,300	469,511
Recruit Holdings Co. Ltd.	66,300	3,255,741
Renesas Electronics Corp.(a)	36,900	404,011
Resona Holdings, Inc.(d)	94,700	397,788
Ricoh Co. Ltd.	41,000	417,920
Rinnai Corp.	2,100	235,540
Rohm Co. Ltd.	4,000	392,295
Ryohin Keikaku Co. Ltd.	11,000	261,099
Santen Pharmaceutical Co. Ltd.	19,300	266,171
SBI Holdings, Inc.	12,550	341,036
SCSK Corp.	1,900	112,919
Secom Co. Ltd.	10,200	859,877
Sega Sammy Holdings, Inc.	8,800	137,546
Seibu Holdings, Inc.(a)	9,800	108,225
Seiko Epson Corp.(d)	14,900	243,243
Sekisui Chemical Co. Ltd.	21,100	406,287
Sekisui House Ltd.	29,600	636,700
Seven & i Holdings Co. Ltd.	35,900	1,449,692
SG Holdings Co. Ltd.	17,100	392,604
Sharp Corp.(d)	12,500	216,435
Shimadzu Corp.	11,000	398,864
Shimamura Co. Ltd.	1,100	127,111
Shimano, Inc.	3,400	812,057

Security	Shares	Value

Japan (continued)
Shimizu Corp.	31,400	$254,250
Shin-Etsu Chemical Co. Ltd.	17,700	2,998,386
Shinsei Bank Ltd.	12,900	208,478
Shionogi & Co. Ltd.	12,400	669,412
Shiseido Co. Ltd.	19,000	1,277,829
Shizuoka Bank Ltd.	15,700	123,423
SMC Corp.	2,700	1,572,426
Softbank Corp.(d)	143,500	1,866,872
SoftBank Group Corp.	75,900	6,461,946
Sohgo Security Services Co. Ltd.	4,300	203,479
Sompo Holdings, Inc.	18,200	697,353
Sony Corp.	61,400	6,498,172
Square Enix Holdings Co. Ltd.	4,200	233,600
Stanley Electric Co. Ltd.	5,700	170,245
Subaru Corp.	29,800	595,600
SUMCO Corp.	15,600	357,510
Sumitomo Chemical Co. Ltd.	79,700	413,506
Sumitomo Corp.	59,300	848,681
Sumitomo Dainippon Pharma Co. Ltd.	6,600	115,131
Sumitomo Electric Industries Ltd.	33,500	503,733
Sumitomo Metal Mining Co. Ltd.	10,100	437,686
Sumitomo Mitsui Financial Group, Inc.	64,900	2,352,448
Sumitomo Mitsui Trust Holdings, Inc.	15,200	530,321
Sumitomo Realty & Development Co. Ltd.	16,400	580,945
Sundrug Co. Ltd.	4,000	146,546
Suntory Beverage & Food Ltd.	6,300	234,931
Suzuken Co. Ltd.	3,170	124,024
Suzuki Motor Corp.	19,500	888,211
Sysmex Corp.	8,600	928,315
T&D Holdings, Inc.(d)	24,800	319,117
Taiheiyo Cement Corp.	5,900	155,462
Taisei Corp.	8,800	339,515
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	84,007
Taiyo Nippon Sanso Corp.(d)	9,300	177,317
Takeda Pharmaceutical Co. Ltd.	77,776	2,835,102
TDK Corp.	6,600	918,771
Teijin Ltd.(d)	7,200	124,225
Terumo Corp.	31,600	1,143,550
THK Co. Ltd.	5,800	201,231
TIS, Inc.	9,000	215,469
Tobu Railway Co. Ltd.(d)	12,100	325,919
Toho Co. Ltd.	5,500	223,459
Toho Gas Co. Ltd.(d)	3,600	222,151
Tohoku Electric Power Co., Inc.	29,400	277,998
Tokio Marine Holdings, Inc.	29,400	1,399,178
Tokyo Century Corp.(d)	2,300	154,972
Tokyo Electric Power Co. Holdings, Inc.(a)	84,300	281,800
Tokyo Electron Ltd.	7,400	3,216,287
Tokyo Gas Co. Ltd.	20,100	447,802
Tokyu Corp.	26,400	352,075
Tokyu Fudosan Holdings Corp.	30,800	183,126
Toppan Printing Co. Ltd.	11,500	194,962
Toray Industries, Inc.	70,500	455,164
Toshiba Corp.(d)	18,400	622,789
Tosoh Corp.	10,700	204,931
TOTO Ltd.	8,000	492,368
Toyo Suisan Kaisha Ltd.	3,700	155,286
Toyoda Gosei Co. Ltd.	4,300	113,360
Toyota Industries Corp.	6,200	554,028
Toyota Motor Corp.	105,206	8,187,132
Toyota Tsusho Corp.	10,200	429,527
Trend Micro, Inc.	5,700	286,129
Tsuruha Holdings, Inc.	1,800	232,268

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Unicharm Corp.	18,900	$793,621
United Urban Investment Corp.	134	180,340
USS Co. Ltd.	12,100	237,321
Welcia Holdings Co. Ltd.	5,000	171,549
West Japan Railway Co.	8,800	488,275
Yakult Honsha Co. Ltd.	7,900	399,726
Yamada Holdings Co. Ltd.(d)	38,700	209,143
Yamaha Corp.	6,900	376,003
Yamaha Motor Co. Ltd.	11,600	285,482
Yamato Holdings Co. Ltd.	13,900	381,712
Yamazaki Baking Co. Ltd.	9,800	158,340
Yaskawa Electric Corp.	13,000	649,509
Yokogawa Electric Corp.	9,900	182,880
Z Holdings Corp.	127,000	633,500
ZOZO, Inc.	4,300	127,385

		198,995,849

Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,767	275,019

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	53,070	127,665
Boubyan Bank KSCP	55,276	110,607
Kuwait Finance House KSCP	184,926	470,122
Mabanee Co. KPSC	52,969	127,188
Mobile Telecommunications Co. KSC	76,008	152,255
National Bank of Kuwait SAKP	334,425	893,206

		1,881,043

Luxembourg — 0.2%
ArcelorMittal SA(a)	37,109	1,068,049
Aroundtown SA	52,261	372,195
Eurofins Scientific SE(a)	6,050	578,261
Reinet Investments SCA	5,889	116,428
SES SA	18,778	148,967
Tenaris SA	28,748	325,081

		2,608,981

Macau(a) — 0.1%
Sands China Ltd.	130,800	655,585
Wynn Macau Ltd.	73,600	143,191

		798,776

Malaysia — 0.4%
AMMB Holdings BHD(a)	68,900	48,704
Axiata Group BHD(d)	165,600	145,900
CIMB Group Holdings Bhd	239,100	250,536
Dialog Group BHD(d)	142,134	106,688
DiGi.Com BHD	144,300	126,720
Fraser & Neave Holdings Bhd	12,300	89,153
Gamuda Bhd(a)	129,800	112,034
Genting Bhd	119,100	144,588
Genting Malaysia Bhd(d)	106,100	78,583
Genting Plantations Bhd	10,000	22,030
HAP Seng Consolidated Bhd	64,000	128,955
Hartalega Holdings Bhd(d)	88,200	190,085
Hong Leong Bank Bhd(d)	31,140	140,620
Hong Leong Financial Group Bhd	7,000	29,436
IHH Healthcare Bhd(d)	133,900	171,899
IOI Corp. Bhd(d)	102,200	103,272
Kossan Rubber Industries	64,800	51,005
Kuala Lumpur Kepong BHD(d)	17,500	97,128
Malayan Banking Bhd	203,800	405,770
Malaysia Airports Holdings Bhd	100,300	151,484

Security	Shares	Value

Malaysia (continued)
Maxis Bhd(d)	144,000	$157,040
MISC BHD	83,600	137,641
Nestle Malaysia Bhd	2,400	78,133
Petronas Chemicals Group BHD(d)	122,200	235,929
Petronas Dagangan BHD	22,000	106,516
Petronas Gas BHD	34,000	131,240
PPB Group BHD	15,120	67,459
Press Metal Aluminium Holdings BHD(d)	77,800	186,101
Public Bank Bhd(d)	657,100	665,951
QL Resources BHD(d)	80,400	117,502
RHB Bank Bhd	82,424	106,811
Sime Darby Bhd	159,000	92,102
Sime Darby Plantation BHD	79,200	88,715
Supermax Corp. Bhd(d)	74,418	68,469
Telekom Malaysia Bhd	55,900	82,679
Tenaga Nasional Bhd	95,300	232,769
Top Glove Corp. Bhd(d)	219,000	238,984
Westports Holdings BHD	70,000	70,983

		5,459,614

Mexico — 0.5%
America Movil SAB de CV, Series L	1,657,359	1,131,962
Arca Continental SAB de CV	33,779	166,668
Becle SAB de CV	5,783	13,230
Cemex SAB de CV(a)	837,106	590,576
Coca-Cola Femsa SAB de CV	24,300	112,242
Fibra Uno Administracion SA de CV	143,017	167,160
Fomento Economico Mexicano SAB de CV	103,621	781,182
Fresnillo PLC	9,956	118,583
Gruma SAB de CV, Class B	9,959	117,616
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	15,800	165,162
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	190,045
Grupo Bimbo SAB de CV, Series A	51,412	107,907
Grupo Carso SAB de CV, Series A1(a)	11,376	31,101
Grupo Financiero Banorte SAB de CV, Class O(a)	137,696	775,603
Grupo Financiero Inbursa SAB de CV, Class O(a)	99,700	90,581
Grupo Mexico SAB de CV, Series B	139,907	735,556
Grupo Televisa SAB, Series CPO(a)	109,894	195,599
Industrias Penoles SAB de CV(a)	7,755	100,024
Infraestructura Energetica Nova SAB de CV(a)	33,988	131,166
Kimberly-Clark de Mexico SAB de C.V., Class A	78,500	134,152
Megacable Holdings SAB de CV, CPO	21,129	75,711
Orbia Advance Corp. SAB de CV	36,623	97,777
Promotora y Operadora de Infraestructura SAB de CV	14,276	109,210
Telesites SAB de CV(a)	105,313	109,489
Wal-Mart de Mexico SAB de CV	270,979	854,718

		7,103,020

Netherlands — 3.4%
ABN AMRO Bank NV(a)(c)	19,393	235,430
Adyen NV(a)(c)	911	2,032,809
Aegon NV	97,498	463,240
Akzo Nobel NV	9,256	1,033,393
Argenx SE(a)(d)	2,122	583,494
ASM International NV	2,129	617,290
ASML Holding NV	20,617	12,649,957
EXOR NV	4,720	398,098
Heineken Holding NV	5,886	523,019
Heineken NV	13,361	1,371,612
ING Groep NV	192,532	2,351,601
JDE Peet’s NV	5,928	217,321

12

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Just Eat Takeaway.com NV(a)(c)	7,107	$653,957
Koninklijke Ahold Delhaize NV	54,304	1,514,693
Koninklijke DSM NV	7,996	1,351,789
Koninklijke KPN NV	195,804	664,176
Koninklijke Philips NV	45,478	2,593,399
Koninklijke Vopak NV	2,976	148,078
NN Group NV	13,812	673,769
Prosus NV(a)	24,198	2,692,722
QIAGEN NV(a)	12,700	614,668
Randstad NV	6,023	422,784
Royal Dutch Shell PLC, A Shares	194,037	3,771,875
Royal Dutch Shell PLC, B Shares	184,837	3,402,377
Stellantis NV	98,411	1,740,793
Wolters Kluwer NV	12,557	1,090,636

		43,812,980

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	39,014	235,518
Auckland International Airport Ltd.(a)	55,568	305,102
Fisher & Paykel Healthcare Corp. Ltd.	27,280	612,505
Mercury NZ Ltd.	24,362	110,715
Meridian Energy Ltd.	71,629	270,029
Ryman Healthcare Ltd.	13,399	143,419
Spark New Zealand Ltd.	83,974	263,019
Xero Ltd.(a)	6,195	599,589

		2,539,896

Norway — 0.4%
Adevinta ASA(a)	11,701	172,407
DNB ASA	42,034	896,288
Equinor ASA	49,134	959,083
Gjensidige Forsikring ASA	10,495	246,131
Mowi ASA	20,651	512,902
Norsk Hydro ASA	62,662	402,476
Orkla ASA	34,581	339,137
Schibsted ASA, Class A	4,584	192,669
Schibsted ASA, B Shares	4,171	149,500
Telenor ASA	38,063	670,585
Yara International ASA	9,865	513,912

		5,055,090

Pakistan — 0.0%
Habib Bank Ltd.	10,100	7,689
MCB Bank Ltd.	84,068	94,894
Oil & Gas Development Co. Ltd.	11,100	7,397

		109,980

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR(a)	9,607	96,358
Credicorp Ltd.	3,359	458,739
Southern Copper Corp.(d)	3,339	226,618

		781,715

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	50,224
Aboitiz Power Corp.	14,700	7,117
Ayala Corp.	13,480	205,746
Ayala Land, Inc.	317,200	224,913
Bank of the Philippine Islands	94,032	158,175
BDO Unibank, Inc.	93,622	196,993
Globe Telecom, Inc.	905	35,092
GT Capital Holdings, Inc.	3,701	39,893
International Container Terminal Services, Inc.	41,800	104,496
JG Summit Holdings, Inc.	164,265	202,355
Jollibee Foods Corp.	45,180	164,857

Security	Shares	Value

Philippines (continued)
Manila Electric Co.	11,960	$67,054
Megaworld Corp.	600,000	44,329
Metro Pacific Investments Corp.	584,000	45,071
Metropolitan Bank & Trust Co.	96,987	88,812
PLDT, Inc.	6,295	159,246
SM Investments Corp.	9,052	179,273
SM Prime Holdings, Inc.	486,150	351,012
Universal Robina Corp.	34,300	94,209

		2,418,867

Poland — 0.2%
Allegro.eu SA(a)(c)	19,953	280,870
Bank Polska Kasa Opieki SA(a)	7,628	136,103
CD Projekt SA(a)	3,685	178,279
Cyfrowy Polsat SA	8,953	66,968
Dino Polska SA(a)(c)	3,219	212,206
KGHM Polska Miedz SA(a)	7,250	348,330
LPP SA(a)	55	112,989
Orange Polska SA(a)	32,359	53,876
PGE Polska Grupa Energetyczna SA(a)	30,296	52,086
Polski Koncern Naftowy ORLEN SA	18,696	299,892
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	142,627
Powszechna Kasa Oszczednosci Bank Polski SA(a)	38,504	318,615
Powszechny Zaklad Ubezpieczen SA(a)	26,379	227,357
Santander Bank Polska SA(a)	1,611	89,044

		2,519,242

Portugal — 0.1%
EDP - Energias de Portugal SA	132,565	757,168
Galp Energia SGPS SA	25,061	290,513
Jeronimo Martins SGPS SA	17,933	301,781

		1,349,462

Qatar — 0.2%
Barwa Real Estate Co.	109,970	96,637
Commercial Bank PSQC	100,850	132,132
Industries Qatar QSC	97,136	313,955
Masraf Al Rayan QSC	154,440	179,109
Mesaieed Petrochemical Holding Co.	245,102	123,180
Ooredoo QPSC	63,062	120,695
Qatar Electricity & Water Co. QSC	34,989	160,528
Qatar Fuel QSC	23,217	107,585
Qatar Gas Transport Co. Ltd.	132,108	112,853
Qatar International Islamic Bank QSC	39,371	92,976
Qatar Islamic Bank SAQ	52,150	232,063
Qatar National Bank QPSC	227,780	1,107,834

		2,779,547

Romania — 0.0%
NEPI Rockcastle PLC	22,422	141,611

Russia — 0.9%
Alrosa AO(a)	178,743	250,154
Gazprom PJSC	513,370	1,550,752
Gazprom PJSC, ADR	34,210	203,762
Inter RAO UES PJSC(a)	2,890,341	195,925
Lukoil PJSC	19,571	1,581,872
Magnit PJSC, GDR, Registered Shares	14,877	223,027
Mail.Ru Group Ltd., GDR, Registered Shares(a)	5,177	118,920
MMC Norilsk Nickel PJSC	3,130	982,366
Mobile TeleSystems PJSC, ADR	25,223	210,360
Moscow Exchange MICEX-RTS PJSC(a)	63,850	146,948
Novatek PJSC, GDR, Registered Shares	4,198	828,756
Novolipetsk Steel PJSC(a)	57,306	183,111
PhosAgro PJSC, GDR, Registered Shares	7,652	133,298

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Polyus PJSC(a)	2,092	$387,071
Rosneft Oil Co. PJSC	44,396	335,746
Rosneft Oil Co. PJSC, GDR, Registered Shares	7,260	54,862
Sberbank of Russia PJSC	536,919	2,060,110
Severstal PJSC	10,830	220,466
Surgutneftegas PJSC	321,026	146,715
Surgutneftegas PJSC, ADR	9,276	41,626
Tatneft PJSC	79,440	628,951
VTB Bank PJSC	86,510,000	48,784
VTB Bank PJSC, GDR, Registered Shares	50,000	54,500
X5 Retail Group NV, GDR, Registered Shares	4,717	152,572
Yandex NV, Class A(a)	15,532	1,010,646

		11,751,300

Saudi Arabia — 0.8%
Advanced Petrochemical Co.	6,265	122,006
Al Rajhi Bank	61,598	1,623,472
Alinma Bank	51,081	250,904
Almarai Co. JSC	14,060	194,957
Arab National Bank	31,320	174,723
Bank AlBilad	11,600	108,966
Bank Al-Jazira	25,089	104,904
Banque Saudi Fransi	25,272	225,147
Bupa Arabia for Cooperative Insurance Co.(a)	3,161	100,983
Co. for Cooperative Insurance(a)	5,107	106,898
Dar Al Arkan Real Estate Development Co.(a)	26,789	65,828
Dr Sulaiman Al Habib Medical Services Group Co.	3,988	131,952
Emaar Economic City(a)	43,654	124,549
Etihad Etisalat Co.(a)	14,520	114,552
Jarir Marketing Co.	2,022	98,127
Mobile Telecommunications Co. Saudi Arabia(a)	32,501	130,148
National Commercial Bank(a)	69,878	990,248
National Industrialization Co.(a)	29,825	120,728
Rabigh Refining & Petrochemical Co.(a)	22,379	100,985
Riyad Bank	55,131	330,079
Sahara International Petrochemical Co.	14,239	84,003
Samba Financial Group(a)	46,040	473,273
Saudi Airlines Catering Co.(a)	4,132	83,819
Saudi Arabian Fertilizer Co.	8,326	218,640
Saudi Arabian Mining Co.(a)	20,212	307,592
Saudi Arabian Oil Co.(c)	111,246	1,067,876
Saudi Basic Industries Corp.	42,762	1,339,914
Saudi British Bank	31,658	222,432
Saudi Cement Co.	5,760	101,982
Saudi Electricity Co.	40,008	250,697
Saudi Industrial Investment Group	15,022	130,371
Saudi Kayan Petrochemical Co.(a)	43,107	183,485
Saudi Telecom Co.	28,508	964,484
Savola Group	12,960	135,955
Yanbu National Petrochemical Co.	12,736	235,254

		11,019,933

Singapore — 0.7%
Ascendas Real Estate Investment Trust	164,051	372,660
BOC Aviation Ltd.(c)(d)	12,300	119,703
CapitaLand Integrated Commercial Trust	223,776	362,091
CapitaLand Ltd.(d)	122,500	343,235
City Developments Ltd.	17,400	103,489
DBS Group Holdings Ltd.	85,884	1,841,471
Genting Singapore Ltd.	233,100	159,708
Keppel Corp. Ltd.(d)	81,000	320,911
Mapletree Commercial Trust(d)	114,900	181,541
Mapletree Logistics Trust(d)	102,612	147,546

Security	Shares	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.(d)	152,749	$1,336,402
Singapore Airlines Ltd.(a)(d)	71,999	297,328
Singapore Exchange Ltd.	42,100	312,244
Singapore Technologies Engineering Ltd.	65,500	189,723
Singapore Telecommunications Ltd.	363,400	660,319
Suntec Real Estate Investment Trust	137,400	159,703
United Overseas Bank Ltd.	55,500	1,070,152
UOL Group Ltd.(d)	22,000	129,377
Venture Corp. Ltd.	11,200	167,243
Wilmar International Ltd.	97,900	395,383

		8,670,229

South Africa — 1.2%
Absa Group Ltd.	39,136	334,327
African Rainbow Minerals Ltd.(d)	7,134	133,987
Anglo American Platinum Ltd.	2,774	404,576
AngloGold Ashanti Ltd.(d)	19,921	433,620
Aspen Pharmacare Holdings Ltd.(a)	18,439	180,170
Bid Corp. Ltd.(a)	14,178	274,845
Bidvest Group Ltd.(d)	15,555	179,385
Capitec Bank Holdings Ltd.(a)	3,567	342,903
Clicks Group Ltd.	10,206	166,228
Discovery Ltd.(a)	20,716	185,889
Exxaro Resources Ltd.	14,243	167,770
FirstRand Ltd.(d)	244,686	855,106
Gold Fields Ltd.	38,623	363,009
Growthpoint Properties Ltd.	122,689	109,722
Harmony Gold Mining Co. Ltd.	22,182	94,585
Impala Platinum Holdings Ltd.	38,734	715,089
Kumba Iron Ore Ltd.	2,943	121,199
Mr Price Group Ltd.	10,819	141,713
MTN Group Ltd.	87,240	512,402
MultiChoice Group	18,030	157,017
Naspers Ltd., N Shares	21,545	5,160,248
Nedbank Group Ltd.(a)	28,038	265,813
Northam Platinum Ltd.(a)	18,042	313,467
Old Mutual Ltd.	220,791	188,933
Rand Merchant Investment Holdings Ltd.	48,390	100,366
Remgro Ltd.	22,131	156,036
Sanlam Ltd.	86,962	351,099
Sasol Ltd.(a)	32,020	462,670
Shoprite Holdings Ltd.	21,012	223,528
Sibanye Stillwater Ltd.	137,560	612,389
Spar Group Ltd.	12,100	155,612
Standard Bank Group Ltd.	58,955	500,516
Tiger Brands Ltd.	7,701	109,893
Vodacom Group Ltd.	34,946	298,774
Woolworths Holdings Ltd.(a)	55,517	185,948

		14,958,834

South Korea — 3.8%
Alteogen, Inc.(a)	1,407	111,935
Amorepacific Corp.	1,902	436,817
Amorepacific Group	739	42,537
BGF retail Co. Ltd.	426	59,622
Celltrion Healthcare Co. Ltd.(a)	3,223	389,007
Celltrion Pharm, Inc.(a)	724	96,546
Celltrion, Inc.(a)	5,018	1,446,273
Cheil Worldwide, Inc.	4,081	76,864
CJ CheilJedang Corp.	487	177,200
CJ Corp.	848	70,722
CJ ENM Co. Ltd.	390	49,277
CJ Logistics Corp.(a)	414	67,159

14

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Coway Co. Ltd.	2,504	$145,479
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,397	85,340
DB Insurance Co. Ltd.	1,949	81,500
Doosan Bobcat, Inc.(a)	2,907	108,498
Doosan Heavy Industries & Construction Co. Ltd.(a)	9,259	107,108
Douzone Bizon Co. Ltd.	1,032	89,974
E-MART, Inc.	661	100,484
Fila Holdings Corp.	2,176	83,455
GS Engineering & Construction Corp.	4,354	166,323
GS Holdings Corp.	2,934	101,805
GS Retail Co. Ltd.	2,671	90,356
Hana Financial Group, Inc.	13,571	513,295
Hankook Tire & Technology Co. Ltd.	4,552	198,130
Hanmi Pharm Co. Ltd.	238	66,703
Hanon Systems	6,705	104,940
Hanwha Corp.	1,508	42,709
Hanwha Solutions Corp.(a)	7,333	327,832
HLB, Inc.(a)	5,478	191,037
Hotel Shilla Co. Ltd.	1,174	90,604
Hyundai Engineering & Construction Co. Ltd.	3,298	128,948
Hyundai Glovis Co. Ltd.	1,004	167,272
Hyundai Heavy Industries Holdings Co. Ltd.	422	108,906
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	98,797
Hyundai Mobis Co. Ltd.	3,557	922,656
Hyundai Motor Co.	7,239	1,402,971
Hyundai Steel Co.	3,455	147,413
Industrial Bank of Korea	10,461	84,738
Kakao Corp.	2,692	1,188,195
Kangwon Land, Inc.(a)	4,062	91,216
KB Financial Group, Inc.	19,522	962,192
Kia Motors Corp.	13,238	973,048
KMW Co. Ltd.(a)	820	47,057
Korea Aerospace Industries Ltd.	2,844	92,659
Korea Electric Power Corp.	10,419	213,754
Korea Gas Corp.(a)	753	22,497
Korea Investment Holdings Co. Ltd.	1,486	112,899
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,655	196,303
Korea Zinc Co. Ltd.	398	144,109
Korean Air Lines Co. Ltd.(a)	8,579	207,508
KT&G Corp.	6,333	456,208
Kumho Petrochemical Co. Ltd.	1,183	277,311
LG Chem Ltd.	2,275	1,628,041
LG Corp.	5,696	457,026
LG Display Co. Ltd.(a)	10,040	203,399
LG Electronics, Inc.	4,945	660,181
LG Household & Health Care Ltd.	441	611,944
LG Innotek Co. Ltd.	809	147,873
LG Uplus Corp.	3,568	38,716
Lotte Chemical Corp.	865	231,064
Lotte Corp.	2,177	65,572
Lotte Shopping Co. Ltd.	260	29,081
Meritz Securities Co. Ltd.	25,240	103,083
Mirae Asset Daewoo Co. Ltd.	9,107	79,665
NAVER Corp.	6,014	2,013,501
NCSoft Corp.	791	611,398
Netmarble Corp.(c)	1,410	161,477
NH Investment & Securities Co. Ltd.	5,312	54,900
Orion Corp./Republic of Korea	907	105,199
Pan Ocean Co. Ltd.	23,834	130,651
Pearl Abyss Corp.(a)	511	139,708
POSCO	3,587	1,016,399

Security	Shares	Value

South Korea (continued)
POSCO Chemical Co. Ltd.	1,049	$145,015
S-1 Corp.	442	31,908
Samsung Biologics Co. Ltd.(a)(c)	759	505,182
Samsung C&T Corp.	4,015	444,075
Samsung Card Co. Ltd.	1,210	36,864
Samsung Electro-Mechanics Co. Ltd.	2,330	388,914
Samsung Electronics Co. Ltd.	232,783	16,840,598
Samsung Engineering Co. Ltd.(a)	6,952	86,481
Samsung Fire & Marine Insurance Co. Ltd.	1,332	223,835
Samsung Heavy Industries Co. Ltd.(a)	24,292	167,722
Samsung Life Insurance Co. Ltd.	3,145	217,401
Samsung SDI Co. Ltd.	2,617	1,538,854
Samsung SDS Co. Ltd.	1,413	242,546
Samsung Securities Co. Ltd.	2,723	95,319
Seegene, Inc.	872	100,456
Shin Poong Pharmaceutical Co. Ltd.	1,384	105,010
Shinhan Financial Group Co. Ltd.	22,744	755,374
Shinsegae, Inc.	335	83,599
SK Biopharmaceuticals Co. Ltd.(a)	734	67,231
SK Chemicals Co. Ltd/New	393	87,420
SK Holdings Co. Ltd.	1,956	490,336
SK Hynix, Inc.	26,713	3,153,782
SK Innovation Co. Ltd.(a)	2,859	556,909
SK Telecom Co. Ltd.	1,787	435,748
S-Oil Corp.(a)	2,657	191,502
Woori Financial Group, Inc.	25,605	228,542
Yuhan Corp.	1,942	108,344

		49,584,033

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	12,358	410,725
Aena SME SA(a)(c)	3,031	491,744
Amadeus IT Group SA(a)	22,387	1,594,583
Banco Bilbao Vizcaya Argentaria SA	339,942	1,771,491
Banco Santander SA	848,126	2,891,288
CaixaBank SA	194,818	604,868
Cellnex Telecom SA(c)	15,166	874,293
Enagas SA	8,450	183,964
Endesa SA	16,421	435,195
Ferrovial SA	22,440	586,378
Grifols SA	14,947	391,191
Iberdrola SA	295,438	3,813,195
Industria de Diseno Textil SA	53,985	1,783,661
Naturgy Energy Group SA	14,485	355,647
Red Electrica Corp. SA	20,753	368,115
Repsol SA	68,460	849,723
Siemens Gamesa Renewable Energy SA	10,554	409,330
Telefonica SA	248,812	1,118,628

		18,934,019

Sweden — 2.1%
Alfa Laval AB	15,879	479,917
Assa Abloy AB, Class B	48,799	1,404,455
Atlas Copco AB, A Shares	34,014	2,073,739
Atlas Copco AB, B Shares	19,103	995,599
Boliden AB	11,741	435,630
Electrolux AB, Series B	12,552	348,960
Epiroc AB, Class A	32,873	744,711
Epiroc AB, Class B	15,591	324,785
EQT AB	10,674	351,428
Essity AB, Class B	29,821	942,497
Evolution Gaming Group AB(c)	7,875	1,159,712
Fastighets AB Balder, B Shares(a)	4,951	245,112
H & M Hennes & Mauritz AB, B Shares(a)	41,602	937,563

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hexagon AB, B Shares	13,128	$1,211,823
Husqvarna AB, B Shares	19,743	284,628
ICA Gruppen AB	4,845	236,927
Industrivarden AB, A Shares	3,660	134,654
Industrivarden AB, C Shares	8,883	311,738
Investment AB Latour, B Shares	10,495	271,943
Investor AB, B Shares	21,196	1,691,224
Kinnevik AB, Class B(a)	12,635	614,086
L E Lundbergforetagen AB, B Shares	3,263	178,208
Lundin Energy AB	9,142	287,535
Nibe Industrier AB, B Shares	14,486	449,260
Sandvik AB	55,974	1,531,556
Securitas AB, B Shares	13,331	226,730
Skandinaviska Enskilda Banken AB, Class A	83,395	1,017,292
Skanska AB, B Shares	16,387	410,980
SKF AB, B Shares	17,305	492,405
Svenska Cellulosa AB SCA, Class B	32,013	566,633
Svenska Handelsbanken AB, A Shares	73,897	803,349
Swedbank AB, A Shares	48,643	857,667
Swedish Match AB	8,618	672,300
Tele2 AB, B Shares	26,650	359,507
Telefonaktiebolaget LM Ericsson, B Shares	147,753	1,958,504
Telia Co. AB	121,918	528,609
Volvo AB, B Shares	67,265	1,703,488

		27,245,154

Switzerland — 5.9%
ABB Ltd., Registered Shares	91,552	2,785,145
Adecco Group AG, Registered Shares	7,309	493,006
Alcon, Inc.	24,882	1,746,104
Baloise Holding AG, Registered Shares	2,595	441,284
Banque Cantonale Vaudoise, Registered Shares	1,511	147,433
Barry Callebaut AG, Registered Shares	140	316,972
Chocoladefabriken Lindt & Spruengli AG	46	400,715
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	456,844
Cie Financiere Richemont SA, Class A, Registered Shares	25,288	2,428,237
Clariant AG, Registered Shares	8,166	164,765
Coca-Cola HBC AG	12,715	404,137
Credit Suisse Group AG, Registered Shares	122,885	1,300,044
EMS-Chemie Holding AG, Registered Shares	480	428,792
Geberit AG, Registered Shares	1,729	1,100,414
Givaudan SA, Registered Shares	438	1,689,473
Glencore PLC(a)	473,257	1,858,198
Julius Baer Group Ltd.	9,743	622,611
Kuehne + Nagel International AG, Registered Shares	2,624	749,483
LafargeHolcim Ltd., Registered Shares(a)	24,351	1,431,959
Logitech International SA, Registered Shares	7,661	803,441
Lonza Group AG, Registered Shares	3,574	1,998,936
Nestle SA, Registered Shares	141,518	15,775,916
Novartis AG, Registered Shares	108,655	9,287,902
Partners Group Holding AG	938	1,198,694
Roche Holding AG	35,953	11,675,289
Schindler Holding AG	2,234	656,369
Schindler Holding AG, Registered Shares	1,003	287,787
SGS SA, Registered Shares	315	895,040
Siemens Energy AG(a)	20,941	751,705
Sika AG, Registered Shares(d)	6,707	1,917,896
Sonova Holding AG, Registered Shares(a)	2,860	758,115
STMicroelectronics NV	30,923	1,181,424
Straumann Holding AG, Registered Shares	478	596,791
Swatch Group AG	1,397	402,250

Security	Shares	Value

Switzerland (continued)
Swatch Group AG, Registered Shares	3,546	$197,726
Swiss Life Holding AG, Registered Shares	1,394	685,062
Swiss Prime Site AG, Registered Shares	4,483	413,861
Swiss Re AG	14,335	1,409,748
Swisscom AG, Registered Shares	1,380	740,393
Temenos AG, Registered Shares	3,470	500,682
UBS Group AG, Registered Shares	179,930	2,783,783
Vifor Pharma AG	2,169	295,184
Zurich Insurance Group AG	7,461	3,175,785

		77,355,395

Taiwan — 4.2%
Accton Technology Corp.	27,000	262,498
Acer, Inc.	179,504	198,650
Advantech Co. Ltd.	15,157	189,072
ASE Technology Holding Co. Ltd.	147,343	562,052
Asia Cement Corp.	94,233	158,243
ASMedia Technology, Inc.	2,000	105,574
Asustek Computer, Inc.	38,220	501,437
AU Optronics Corp.(a)	414,000	308,851
Catcher Technology Co. Ltd.	45,000	334,410
Cathay Financial Holding Co. Ltd.	361,488	608,706
Chailease Holding Co. Ltd.	71,159	492,504
Chang Hwa Commercial Bank Ltd.	244,073	150,435
Cheng Shin Rubber Industry Co. Ltd.	66,436	112,652
Chicony Electronics Co. Ltd.	15,856	56,601
China Development Financial Holding Corp.	577,765	213,128
China Life Insurance Co. Ltd.	139,936	126,458
China Steel Corp.	419,638	381,777
Chunghwa Telecom Co. Ltd.	187,000	731,621
Compal Electronics, Inc.	192,000	180,270
CTBC Financial Holding Co. Ltd.	860,601	667,875
Delta Electronics, Inc.	101,000	1,030,059
E.Sun Financial Holding Co. Ltd.	597,410	547,004
Eclat Textile Co. Ltd.	7,303	123,085
Evergreen Marine Corp. Taiwan Ltd.(a)	109,139	175,178
Far Eastern New Century Corp.	80,607	85,574
Far EasTone Telecommunications Co. Ltd.	46,000	103,340
Feng TAY Enterprise Co. Ltd.	21,318	146,081
First Financial Holding Co. Ltd.	492,814	383,951
Formosa Chemicals & Fibre Corp.	161,360	496,831
Formosa Petrochemical Corp.	50,000	170,140
Formosa Plastics Corp.	186,040	660,684
Foxconn Technology Co. Ltd.	43,007	110,398
Fubon Financial Holding Co. Ltd.	278,952	556,654
Giant Manufacturing Co. Ltd.	10,000	120,884
Globalwafers Co. Ltd.	13,000	344,656
Highwealth Construction Corp.	68,640	104,780
Hiwin Technologies Corp.	13,151	187,431
Hon Hai Precision Industry Co. Ltd.	622,800	2,732,045
Hotai Motor Co. Ltd.	13,000	269,108
Hua Nan Financial Holdings Co. Ltd.	454,222	297,229
Innolux Corp.(a)	428,494	319,786
Inventec Corp.	92,470	87,660
Largan Precision Co. Ltd.	5,000	565,502
Lite-On Technology Corp.	99,816	221,365
MediaTek, Inc.	74,255	2,554,134
Mega Financial Holding Co. Ltd.	495,110	553,869
Micro-Star International Co. Ltd.	37,000	227,342
Nan Ya Plastics Corp.	270,790	760,894
Nan Ya Printed Circuit Board Corp.	12,000	150,061
Nanya Technology Corp.	50,000	162,812
Nien Made Enterprise Co. Ltd.	9,000	125,851

16

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Novatek Microelectronics Corp.	31,000	$631,480
Pegatron Corp.	110,000	286,946
Phison Electronics Corp.	12,000	207,159
Pou Chen Corp.	92,000	106,776
Powertech Technology, Inc.	31,100	115,436
President Chain Store Corp.	26,000	248,644
Quanta Computer, Inc.	138,000	475,969
Realtek Semiconductor Corp.	23,240	405,704
Ruentex Development Co. Ltd.	51,576	89,679
Shanghai Commercial & Savings Bank Ltd.	166,512	245,390
Shin Kong Financial Holding Co. Ltd.	635,699	204,426
SinoPac Financial Holdings Co. Ltd.	547,741	247,439
Synnex Technology International Corp.	58,500	112,110
Taishin Financial Holding Co. Ltd.	365,234	171,614
Taiwan Business Bank	300,180	104,884
Taiwan Cement Corp.	256,055	420,545
Taiwan Cooperative Financial Holding Co. Ltd.	460,467	341,812
Taiwan High Speed Rail Corp.	140,000	154,582
Taiwan Mobile Co. Ltd.	64,800	223,018
Taiwan Semiconductor Manufacturing Co. Ltd.	1,206,000	25,397,387
Unimicron Technology Corp.	58,000	187,515
Uni-President Enterprises Corp.	245,950	631,579
United Microelectronics Corp.	605,000	1,085,164
Vanguard International Semiconductor Corp.	38,000	144,931
Walsin Technology Corp.	13,000	114,729
Win Semiconductors Corp.	16,000	220,948
Winbond Electronics Corp.	163,000	170,464
Wistron Corp.	133,161	157,021
Wiwynn Corp.	6,000	177,870
WPG Holdings Ltd.	78,448	134,539
Yageo Corp.	19,783	387,174
Yuanta Financial Holding Co. Ltd.	449,550	355,154
Zhen Ding Technology Holding Ltd.	37,710	160,124

		54,835,414

Thailand — 0.6%
Advanced Info Service PCL, NVDR	61,700	343,159
Airports of Thailand PCL, NVDR(d)	219,900	487,105
Asset World Corp. PCL, NVDR(a)	606,100	99,253
B Grimm Power PCL, NVDR	88,000	129,397
Bangkok Bank PCL, Registered Shares	57,500	232,240
Bangkok Commercial Asset Management PCL, NVDR	123,200	85,762
Bangkok Dusit Medical Services PCL, NVDR	563,700	390,452
BTS Group Holdings PCL, NVDR	513,400	158,674
Bumrungrad Hospital PCL, NVDR	22,400	97,750
Central Pattana PCL, NVDR	102,400	191,691
Central Retail Corp. PCL, NVDR	103,400	123,644
Charoen Pokphand Foods PCL, NVDR	204,000	193,014
CP ALL PCL, NVDR	291,000	645,645
Delta Electronics Thailand PCL, NVDR	14,000	130,639
Energy Absolute PCL, NVDR	98,300	195,808
Global Power Synergy PCL, NVDR	42,200	104,344
Gulf Energy Development PCL, NVDR	120,400	129,406
Home Product Center PCL, NVDR	339,932	161,519
Indorama Ventures PCL, NVDR	97,000	138,638
Intouch Holdings PCL, NVDR	69,000	128,429
Kasikornbank PCL	58,200	270,380
Kasikornbank PCL, NVDR	29,200	135,760
Krung Thai Bank PCL, NVDR	285,275	111,584
Krungthai Card PCL, NVDR	75,400	191,224
Land & Houses PCL, NVDR	601,300	164,937

Security	Shares	Value

Thailand (continued)
Minor International PCL, NVDR(a)	146,680	$152,995
Muangthai Capital PCL, NVDR	57,700	130,879
Osotspa PCL, NVDR	81,600	92,175
PTT Exploration & Production PCL, NVDR	76,522	279,374
PTT Global Chemical PCL, NVDR	115,068	231,739
PTT Oil & Retail Business PCL, NVDR	127,800	131,890
PTT PCL, NVDR	530,000	696,391
Siam Cement PCL, NVDR	43,200	552,719
Siam Commercial Bank PCL, NVDR	41,800	149,327
Srisawad Corp. PCL, NVDR	53,800	146,944
Thai Oil PCL, NVDR	51,600	100,649
Thai Union Group PCL, NVDR(d)	231,400	109,013
True Corp. PCL, NVDR	783,140	85,368

		7,899,917

Turkey — 0.1%
Akbank TAS	148,211	84,578
BIM Birlesik Magazalar AS	17,408	149,101
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	51,754	95,836
Ford Otomotiv Sanayi AS	2,700	63,206
Haci Omer Sabanci Holding A/S	32,457	33,902
KOC Holding A/S	17,992	42,427
Turk Hava Yollari AO(a)	26,638	41,229
Turkcell Iletisim Hizmetleri AS	33,444	61,106
Turkiye Garanti Bankasi AS	101,489	82,226
Turkiye Is Bankasi, Class C	88,347	51,713
Turkiye Petrol Rafinerileri A/S(a)	5,076	55,326

		760,650

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	124,127	209,403
Abu Dhabi Islamic Bank PJSC	34,506	45,897
Aldar Properties PJSC	145,452	149,225
Dubai Islamic Bank PJSC	48,113	59,711
Emaar Malls PJSC(a)	81,000	37,385
Emaar Properties PJSC(a)	172,958	167,313
Emirates NBD Bank PJSC	124,476	390,429
Emirates Telecommunications Group Co. PJSC	97,764	575,967
First Abu Dhabi Bank PJSC	142,970	568,989

		2,204,319

United Kingdom — 7.7%
3i Group PLC	43,600	692,912
Admiral Group PLC	8,582	366,802
Anglo American PLC	57,744	2,261,705
Ashtead Group PLC	21,063	1,257,368
Associated British Foods PLC(a)	15,914	528,719
AstraZeneca PLC	64,890	6,476,572
Auto Trader Group PLC(a)(c)	41,090	314,175
AVEVA Group PLC	6,894	325,199
Aviva PLC	198,882	1,121,035
BAE Systems PLC	157,440	1,096,422
Barclays PLC	844,022	2,161,471
Barratt Developments PLC	47,948	493,194
Berkeley Group Holdings PLC	6,196	379,333
BP PLC	1,009,131	4,099,042
British American Tobacco PLC	112,542	4,277,771
British Land Co. PLC	47,803	332,575
BT Group PLC(a)	467,577	997,487
Bunzl PLC	15,074	482,481
Burberry Group PLC(a)	21,147	553,201
CNH Industrial NV	47,161	730,062
Coca-Cola European Partners PLC	10,271	535,735

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC(a)	87,860	$1,775,102
Croda International PLC	6,884	602,324
DCC PLC	4,703	407,937
Diageo PLC	112,428	4,618,707
Direct Line Insurance Group PLC	67,525	291,491
Evraz PLC	27,295	217,372
Ferguson PLC	11,390	1,360,591
GlaxoSmithKline PLC	243,190	4,305,145
Halma PLC	19,718	645,107
Hargreaves Lansdown PLC	17,098	363,292
HSBC Holdings PLC	1,002,563	5,843,609
Imperial Brands PLC	46,522	953,743
Informa PLC(a)	71,050	548,589
InterContinental Hotels Group PLC(a)	9,063	623,256
Intertek Group PLC	7,196	555,646
J Sainsbury PLC	105,967	354,352
JD Sports Fashion PLC(a)	28,817	327,585
Johnson Matthey PLC	10,313	428,402
Kingfisher PLC	97,026	425,268
Land Securities Group PLC	31,499	299,512
Legal & General Group PLC	272,220	1,045,193
Lloyds Banking Group PLC	3,476,932	2,039,653
London Stock Exchange Group PLC	16,419	1,569,648
M&G PLC	119,534	341,588
Melrose Industries PLC	266,865	613,653
Mondi PLC	26,493	675,393
National Grid PLC	169,026	2,006,434
Natwest Group PLC	228,688	618,790
Next PLC(a)	6,073	658,204
Ocado Group PLC(a)	24,539	688,004
Pearson PLC	44,014	469,320
Persimmon PLC	15,288	619,250
Phoenix Group Holdings PLC	27,913	282,202
Prudential PLC	129,194	2,752,158
Reckitt Benckiser Group PLC	35,667	3,192,562
RELX PLC	95,550	2,396,469
Rentokil Initial PLC	86,686	578,749
Rio Tinto PLC	53,976	4,117,725
Rolls-Royce Holdings PLC(a)	461,857	670,709
RSA Insurance Group PLC(a)	57,269	537,251
Sage Group PLC	56,802	479,874
Schroders PLC	4,883	235,590
Segro PLC	62,242	804,360
Severn Trent PLC	12,635	401,887
Smith & Nephew PLC	40,422	767,410
Smiths Group PLC	19,423	411,465
Spirax-Sarco Engineering PLC	3,703	581,808
SSE PLC	50,259	1,007,742
St James’s Place PLC	24,806	435,501
Standard Chartered PLC	131,932	908,423
Standard Life Aberdeen PLC	126,751	506,373
Taylor Wimpey PLC	211,225	525,169
Tesco PLC	367,779	1,161,162
Unilever PLC	128,994	7,197,831
United Utilities Group PLC	37,640	480,978
Vodafone Group PLC	1,318,206	2,403,846
Whitbread PLC(a)	8,866	418,523

Security	Shares	Value

United Kingdom (continued)
Wm Morrison Supermarkets PLC	148,719	$374,038
WPP PLC	56,546	720,592

		100,125,818

United States — 0.1%
Bausch Health Cos., Inc.(a)	17,238	546,892
Brookfield Renewable Corp., Class A	7,825	366,561

		913,453

Total Common Stocks — 97.6% (Cost: $878,793,256)		1,269,191,792

Preferred Securities

Preferred Stocks — 1.0%

Brazil — 0.3%
Banco Bradesco SA, Preference Shares	206,577	982,485
Centrais Eletricas Brasileiras SA, Preference B Shares	9,466	58,542
Cia Energetica de Minas Gerais, Preference Shares	35,677	82,590
Gerdau SA, Preference Shares	52,056	279,487
Itau Unibanco Holding SA, Preference Shares	245,491	1,219,899
Itausa SA, Preference Shares	214,928	394,066
Lojas Americanas SA, Preference Shares	35,857	142,443
Petroleo Brasileiro SA, Preference Shares	224,252	960,172

		4,119,684

Chile — 0.0%
Embotelladora Andina SA, Preference Shares	9,220	24,438
Sociedad Quimica y Minera de Chile SA, Preference SharesClass B	4,912	261,928

		286,366

Colombia — 0.0%
Bancolombia SA, Preference Shares	21,944	174,871

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	3,282	261,271
Fuchs Petrolub SE, Preference Shares	3,377	161,823
Henkel AG & Co. KGaA, Preference Shares	9,857	1,108,259
Porsche Automobil Holding SE, Preference Shares	7,398	784,935
Sartorius AG, Preference Shares	1,897	945,766
Volkswagen AG, Preference Shares	8,842	2,475,059

		5,737,113

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	376,618	209,066

South Korea — 0.3%
Hyundai Motor Co., Preference Shares	4,012	353,380
LG Chem Ltd., Preference Shares	250	85,529
LG Household & Health Care Ltd., Preference Shares	199	120,608
Samsung Electronics Co. Ltd.	41,443	2,684,189

		3,243,706

Total Preferred Securities — 1.0% (Cost: $9,895,657)		13,770,806

18

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, (Expires: 04/24/21)(a)	915	$3,654

Italy — 0.0%
Snam SpA, (Expires 04/07/21)(a)	106,719	110

Total Rights — 0.0% (Cost: $ — )		3,764

Total Long-Term Investments — 98.6% (Cost: $888,688,913)		1,282,966,362

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)	33,023,134	33,042,948
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(g)(h)	13,063,094	13,063,094

Total Short-Term Securities — 3.6% (Cost: $46,094,999)		46,106,042

Total Investments — 102.2% (Cost: $934,783,912)		1,329,072,404

Liabilities in Excess of Other Assets — (2.2)%		(28,269,450)

Net Assets — 100.0%		$1,300,802,954

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,246,049	$4,796,899	(a)	$—	$—	$—	$33,042,948	33,023,134	$33,803	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,863,928	1,199,166	(a)	—	—	—	13,063,094	13,063,094	611		—

					$—	$—	$46,106,042		$34,414		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSX 60 Index	29	06/17/21	$1,282	$(3,678)
MSCI EAFE Index	99	06/18/21	10,850	(51,077)
MSCI Emerging Markets Index	39	06/18/21	2,579	5,636

				$(49,119)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$354,783	$—	$—	$354,783
Australia	—	58,176,894	—	58,176,894
Austria	—	1,490,393	—	1,490,393
Belgium	—	6,871,309	—	6,871,309
Brazil	13,699,339	—	—	13,699,339
Canada	84,991,229	—	—	84,991,229
Chile	250,178	2,226,324	—	2,476,502
China	46,966,217	95,124,310	—	142,090,527
Colombia	458,009	—	—	458,009
Cyprus	—	587,025	—	587,025
Czech Republic	—	339,076	—	339,076
Denmark	—	19,107,501	—	19,107,501
Egypt	—	185,167	—	185,167
Finland	—	9,385,957	—	9,385,957
France	176,943	85,480,816	—	85,657,759
Germany	—	68,301,104	—	68,301,104
Greece	—	434,560	2	434,562
Hong Kong	476,332	35,165,307	—	35,641,639
Hungary	—	829,795	—	829,795
India	2,680,559	35,687,703	—	38,368,262
Indonesia	169,524	4,619,313	—	4,788,837
Ireland	—	7,658,275	—	7,658,275
Isle of Man	—	664,898	—	664,898
Israel	2,296,923	2,582,384	—	4,879,307
Italy	—	16,864,483	—	16,864,483
Japan	158,340	198,837,509	—	198,995,849
Jordan	—	275,019	—	275,019
Kuwait	237,795	1,643,248	—	1,881,043
Luxembourg	116,428	2,492,553	—	2,608,981
Macau	—	798,776	—	798,776
Malaysia	288,233	5,171,381	—	5,459,614
Mexico	6,984,437	118,583	—	7,103,020
Netherlands	1,740,793	42,072,187	—	43,812,980

20

Schedule of Investments (unaudited) (continued) March 31, 2021	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
New Zealand	$—	$2,539,896	$—	$2,539,896
Norway	—	5,055,090	—	5,055,090
Pakistan	—	109,980	—	109,980
Peru	781,715	—	—	781,715
Philippines	7,117	2,411,750	—	2,418,867
Poland	66,968	2,452,274	—	2,519,242
Portugal	301,781	1,047,681	—	1,349,462
Qatar	616,401	2,163,146	—	2,779,547
Romania	141,611	—	—	141,611
Russia	343,658	11,407,642	—	11,751,300
Saudi Arabia	1,972,561	9,047,372	—	11,019,933
Singapore	—	8,670,229	—	8,670,229
South Africa	443,720	14,515,114	—	14,958,834
South Korea	31,908	49,552,125	—	49,584,033
Spain	74,199	18,859,820	—	18,934,019
Sweden	—	27,245,154	—	27,245,154
Switzerland	751,705	76,603,690	—	77,355,395
Taiwan	326,358	54,509,056	—	54,835,414
Thailand	131,890	7,768,027	—	7,899,917
Turkey	200,758	559,892	—	760,650
United Arab Emirates	575,967	1,628,352	—	2,204,319
United Kingdom	535,735	99,590,083	—	100,125,818
United States	913,453	—	—	913,453
Preferred Securities
Preferred Stocks
South Korea	—	3,243,706	—	3,243,706
Brazil	4,119,684	—	—	4,119,684
Chile	—	286,366	—	286,366
Colombia	174,871	—	—	174,871
Russia	—	209,066	—	209,066
Germany	—	5,737,113	—	5,737,113
Rights
Chile	3,654	—	—	3,654
Italy	—	110	—	110
Short-Term Securities
Money Market Funds	46,106,042	—	—	46,106,042

	$220,667,818	$1,108,404,584	$2	$1,329,072,404

Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,636	$—	$—	$5,636
Liabilities
Equity Contracts	(54,755)	—	—	(54,755)

	$(49,119)	$—	$—	$(49,119)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-Voting Depositary Receipt

Portfolio Abbreviation (continued)

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21